UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Emerging Market Debt Portfolio

BlackRock International Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Indonesia – 0.2%
Indosat Palapa Co. BV,
7.38%, 7/29/20(a)	USD	140	$138,600

Foreign Agency Obligations
Chile – 0.2%
Codelco, Inc.,
6.15%, 10/24/36		100	121,213
Kazakhstan – 2.3%
Eurasian Development Bank,
7.38%, 9/29/14(a)		140	155,862
KazMunayGas National Co.:
11.75%, 1/23/15(a)		380	435,100
7.00%, 5/05/20		440	440,000
7.00%, 5/05/20(a)		250	250,000

			1,280,962

Malaysia – 0.6%
Petronas Capital Ltd.:
5.25%, 8/12/19(a)		150	163,821
7.88%, 5/22/22		150	190,535

			354,356

Mexico – 1.9%
Pemex Project Funding Master Trust:
5.75%, 3/01/18		180	194,850
6.63%, 6/15/35		540	579,150
Petroleos Mexicanos,
6.50%, 6/02/41(a)		260	269,100

			1,043,100

Russia – 2.9%
Gaz Capital SA,
7.29%, 8/16/37		140	136,500
RSHB Capital SA:
9.00%, 6/11/14(a)		200	213,000
9.00%, 6/11/14		900	958,500
Vnesheconombank Via VEB Finance Plc,
6.90%, 7/09/20(a)		270	264,600

			1,572,600

South Africa – 0.7%
Eskom Holdings Ltd.,
5.75%, 1/26/21(a)		380	383,800
Venezuela – 2.3%
Petroleos de Venezuela SA:
5.25%, 4/12/17		950	534,375
8.50%, 11/02/17		1,100	723,250

			1,257,625

Total Foreign Agency Obligations – 10.9%			6,013,656

Foreign Government Obligations
Argentina – 2.8%
Republic of Argentina:
7.00%, 10/03/15		250	211,951
8.28%, 12/31/33		1,774	1,215,446
2.50%, 12/31/38(b)		320	108,000

			1,535,397

Brazil – 3.9%
Federative Republic of Brazil:
4.88%, 1/22/21		1,450	1,550,050
8.88%, 4/15/24		50	71,000
7.13%, 1/20/37		350	447,125
5.63%, 1/07/41		100	107,750

			2,175,925

Colombia – 3.3%
Republic of Colombia:
7.38%, 1/27/17		260	310,830
7.38%, 3/18/19		550	678,425
7.75%, 4/14/21	COP	96,000	53,471
4.38%, 7/12/21	USD	650	663,000
8.13%, 5/21/24		100	132,600

			1,838,326

Croatia – 0.8%
Croatia Government International Bonds:
6.75%, 11/05/19(a)		160	154,720
6.38%, 3/24/21		310	282,875

			437,595

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	JPY	Japanese Yen
	AMBAC	American Municipal Bond Assurance Corp.	KRW	South Korean Won
	AUD	Australian Dollar	LIBOR	London Interbank Offered Rate
	BRL	Brazilian Real	MXIBTIIE	28-day Mexican Interbank Rate
	BZDIOVRA	Brazil Interbank Deposit Rate	MXN	Mexican Peso
	CAD	Canadian Dollar	MYR	Malaysian Ringgit
	CDO	Collateralized Debt Obligation	NOK	Norwegian Krone
	CHF	Swiss Franc	NR	Not Rated
	CLO	Collateralized Loan Obligation	NPFGC	National Public Finance Guarantee Corp.
	CNY	Chinese Yuan	NZD	New Zealand Dollar
	COP	Colombian Peso	PHP	Philippines Peso
	CZK	Czech Koruna	PRIBOR	Prague Interbank Offered Rate
	DKK	Danish Krone	RB	Revenue Bonds
	EUR	Euro	RUB	Russian Ruble
	FGIC	Financial Guaranty Insurance Co.	SEK	Swedish Krona
	FKA	Formerly known as	SGD	Singapore Dollar
	GBP	British Pound	TBA	To be announced
	GO	General Obligation	TRY	Turkish Lira
	HKD	Hong Kong Dollar	TWD	Taiwan Dollar
	HUF	Hungarian Forint	USD	United States Dollar
	INR	Indian Rupee	WIBOR	Warsaw Interbank Offered Rate
			ZAR	South African Rand

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Dominican Republic – 0.3%
Dominican Republic International Bonds,
7.50%, 5/06/21(a)	USD	140	$136,500

El Salvador – 0.8%
Republic of El Salvador:
7.38%, 12/01/19(a)		100	107,000
7.63%, 2/01/41(a)		340	326,400

			433,400

Indonesia – 7.0%
Republic of Indonesia:
6.88%, 3/09/17		250	281,250
6.88%, 1/17/18		300	336,750
6.88%, 1/17/18(a)		200	224,500
11.63%, 3/04/19(a)		100	142,250
5.88%, 3/13/20(a)		170	183,600
5.88%, 3/13/20		420	453,600
4.88%, 5/05/21(a)		1,650	1,666,500
8.50%, 10/12/35		260	351,000
7.75%, 1/17/38		200	251,000

			3,890,450

Lithuania – 0.4%
Republic of Lithuania,
7.38%, 2/11/20(a)		197	211,775

Mexico – 8.2%
United Mexican States:
5.63%, 1/15/17		595	662,830
5.95%, 3/19/19		950	1,078,250
5.13%, 1/15/20		1,225	1,326,063
8.30%, 8/15/31		300	428,250
6.75%, 9/27/34		250	307,500
6.05%, 1/11/40		272	307,360
5.75%, 10/12/2110		440	433,400

			4,543,653

Panama – 1.5%
Republic of Panama:
8.88%, 9/30/27		290	414,700
9.38%, 4/01/29		288	432,720

			847,420

Peru – 2.3%
Republic of Peru:
7.35%, 7/21/25		410	510,450
8.75%, 11/21/33		60	85,110
6.55%, 3/14/37		420	487,200
5.63%, 11/18/50		200	200,000

			1,282,760

Philippines – 6.1%
Republic of Philippines:
8.38%, 6/17/19		300	379,500
6.50%, 1/20/20		370	429,200
7.75%, 1/14/31		660	847,275
6.38%, 1/15/32		790	894,675
6.38%, 10/23/34		735	841,575

			3,392,225

Poland – 3.9%
Poland Government International Bond:
3.88%, 7/16/15		550	557,425
6.38%, 7/15/19		682	750,200
5.13%, 4/21/21		840	837,900

			2,145,525

South Africa – 1.6%
Republic of South Africa:
6.88%, 5/27/19		280	333,200
5.50%, 3/09/20		520	568,750

			901,950

Turkey – 11.6%
Republic of Turkey:
7.50%, 7/14/17		3,000	3,412,500
7.00%, 3/11/19		1,400	1,568,000
11.88%, 1/15/30		695	1,138,063
8.00%, 2/14/34		155	186,000
6.88%, 3/17/36		95	101,175

			6,405,738

Ukraine – 2.2%
Ukraine Government:
6.25%, 6/17/16(a)		570	507,188
6.58%, 11/21/16		230	207,000
6.58%, 11/21/16(a)		100	89,000
7.75%, 9/23/20(a)		430	387,000

			1,190,188

Uruguay – 0.6%
Republic of Uruguay,
7.63%, 3/21/36		272	335,544

Venezuela – 3.9%
Republic of Venezuela:
7.00%, 12/01/18		70	44,275
7.65%, 4/21/25		3,030	1,711,950
9.25%, 9/15/27		155	98,425
9.25%, 5/07/28		180	110,700
9.38%, 1/13/34		270	166,725

			2,132,075

Total Foreign Government Obligations – 61.2%			33,836,446

U.S. Treasury Obligations – 0.3%
U.S. Treasury Bonds,
3.75%, 8/15/41		120	139,706

Total Long-Term Investments (Cost – $39,981,614) – 72.6%			40,128,408

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.09%(c)(d)		3,487,905	3,487,905

Total Short-Term Securities (Cost – $3,487,905) – 6.3%			3,487,905

2	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Options Purchased – 0.2%
EUR Currency, Strike Price CHF 1.23, Expires 12/15/11, Broker Royal Bank of Scotland Plc	EUR	945	$11,470
EUR Currency, Strike Price CHF 1.23, Expires 12/19/11, Broker Deutsche Bank AG		945	11,876
EUR Currency, Strike Price CZK 24.9344, Expires 12/16/11, Broker HSBC Securities, Inc.		960	15,717
USD Currency, Strike Price CAD 1.04, Expires 11/25/11, Broker Morgan Stanley Capital Services, Inc.	USD	980	23,216
USD Currency, Strike Price CAD 1.05, Expires 11/28/11, Broker Royal Bank of Scotland Plc		980	20,110
USD Currency, Strike Price CNY 6.41, Expires 3/01/12, Broker Morgan Stanley Capital Services, Inc.		1,270	15,468
USD Currency, Strike Price CNY 6.45, Expires 2/27/12, Broker Goldman Sachs Bank USA		1,265	12,903

			110,760

Over-the-Counter Put Options Purchased – 0.2%
AUD Currency, Strike Price USD 1.0122, Expires 10/12/11, Broker Royal Bank of Scotland Plc	AUD	770	33,643
AUD Currency, Strike Price USD 1.025, Expires 10/14/11, Broker Citibank, N.A.		780	43,726
EUR Currency, Strike Price CHF 1.15, Expires 12/15/11, Broker Royal Bank of Scotland Plc	EUR	945	5,583
EUR Currency, Strike Price CHF 1.15, Expires 12/19/11, Broker Royal Bank of Scotland Plc		945	6,001
EUR Currency, Strike Price PLN 4.275, Expires 11/21/11, Broker Barclays Bank Plc		960	10,366
EUR Currency, Strike Price PLN 4.275, Expires 11/21/11, Broker HSBC Securities, Inc.		1,440	15,550
USD Currency, Strike Price MXN 12.819, Expires 11/18/11, Broker Goldman Sachs Bank USA	USD	960	6,355

			121,224

Total Options Purchased (Cost – $188,228) – 0.4%			231,984

Total Investments Before Options Written (Cost – $43,657,747*) – 79.3%			43,848,297

Options Written
Over-the-Counter Call Options Written – (0.0)%
USD Currency, Strike Price CAD 1.04, Expires 11/25/11, Broker Citibank, N.A.
(Premiums received – $24,049) – (0.0)%		980	(24,049)

Total Investments Net of Options Written – 79.3%			43,824,248
Other Assets Less Liabilities – 20.7%			11,432,483

Net Assets – 100.0%			$55,256,731

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$43,885,199

Gross unrealized appreciation	$1,127,738
Gross unrealized depreciation	(1,164,640)

Net unrealized depreciation	$(36,902)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	3,487,905	3,487,905	$1,199

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	454,000	USD	437,001	Citibank, N.A.	10/03/11	$(3,753)
CAD	454,144	USD	435,000	Deutsche Bank AG	10/03/11	(1,615)
USD	435,000	CAD	454,140	Citibank, N.A.	10/03/11	1,619
USD	435,000	CAD	453,453	UBS AG	10/03/11	2,275
AUD	925,000	USD	906,852	The Bank of New York Mellon Corp.	10/04/11	(12,223)
BRL	949,865	USD	512,222	BNP Paribas	10/04/11	(7,042)
BRL	958,985	USD	517,140	Goldman Sachs Bank USA	10/04/11	(7,110)
BRL	907,970	USD	489,630	Goldman Sachs Bank USA	10/04/11	(6,732)
BRL	2,528,150	USD	1,475,000	HSBC Securities, Inc.	10/04/11	(131,809)
BRL	2,917,700	USD	1,630,000	HSBC Securities, Inc.	10/04/11	(79,843)
BRL	6,296,100	USD	3,395,222	HSBC Securities, Inc.	10/04/11	(46,678)
BRL	2,315,250	USD	1,350,000	UBS AG	10/04/11	(119,921)
BRL	1,025,525	USD	635,000	UBS AG	10/04/11	(90,145)
BRL	1,505,680	USD	880,000	UBS AG	10/04/11	(80,041)
BRL	1,811,700	USD	990,000	UBS AG	10/04/11	(27,454)
BRL	3,006,450	USD	1,621,252	UBS AG	10/04/11	(22,289)

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	8,645,000	USD	626,100	Deutsche Bank AG	10/04/11	$(2,743)
USD	635,000	AUD	594,655	Citibank, N.A.	10/04/11	59,870
USD	490,000	BRL	949,865	BNP Paribas	10/04/11	(14,658)
USD	490,000	BRL	907,970	Goldman Sachs Bank USA	10/04/11	7,601
USD	575,000	BRL	958,985	Goldman Sachs Bank USA	10/04/11	65,497
USD	1,363,325	BRL	2,528,150	HSBC Securities, Inc.	10/04/11	18,743
USD	1,573,393	BRL	2,917,700	HSBC Securities, Inc.	10/04/11	21,631
USD	3,720,000	BRL	6,296,100	HSBC Securities, Inc.	10/04/11	374,919
USD	553,023	BRL	1,025,525	UBS AG	10/04/11	7,603
USD	811,950	BRL	1,505,680	UBS AG	10/04/11	11,163
USD	976,974	BRL	1,811,700	UBS AG	10/04/11	13,432
USD	1,248,517	BRL	2,315,250	UBS AG	10/04/11	17,165
USD	1,700,000	BRL	3,006,450	UBS AG	10/04/11	102,691
USD	980,000	MXN	13,143,172	JPMorgan Chase Bank, N.A.	10/04/11	32,297
AUD	650,000	USD	665,171	Citibank, N.A.	10/07/11	(36,772)
AUD	580,000	USD	577,793	Westpac Banking Corp.	10/07/11	(17,068)
CHF	970,000	USD	1,261,264	Royal Bank of Scotland Plc	10/07/11	(190,951)
CZK	1,222,237	EUR	50,000	UBS AG	10/07/11	(644)
EUR	920,000	CZK	22,599,027	Goldman Sachs Bank USA	10/07/11	5,879
EUR	100,000	HUF	28,802,640	Credit Suisse International	10/07/11	2,355
EUR	410,000	HUF	116,726,262	Royal Bank of Scotland Plc	10/07/11	15,889
HUF	70,265,904	EUR	240,000	Credit Suisse International	10/07/11	(444)
HUF	70,063,200	EUR	240,000	Morgan Stanley Capital Services, Inc.	10/07/11	(1,370)
HUF	64,734,000	USD	335,079	Citibank, N.A.	10/07/11	(39,279)
HUF	314,191,000	USD	1,625,398	UBS AG	10/07/11	(189,709)
JPY	2,458,000	USD	31,728	Royal Bank of Scotland Plc	10/07/11	143
MXN	16,377,000	USD	1,322,432	Citibank, N.A.	10/07/11	(142,394)
MXN	700,685	USD	50,001	HSBC Securities, Inc.	10/07/11	487
MXN	5,919,648	USD	460,000	UBS AG	10/07/11	(33,462)
MXN	22,262,000	USD	1,627,170	UBS AG	10/07/11	(23,091)
PLN	2,097,000	USD	644,260	Citibank, N.A.	10/07/11	(11,622)
SGD	1,244,291	USD	1,005,000	Goldman Sachs Bank USA	10/07/11	(53,623)
TRY	379,000	USD	210,988	Morgan Stanley Capital Services, Inc.	10/07/11	(7,277)
TRY	735,000	USD	398,378	UBS AG	10/07/11	(3,319)
USD	732,452	AUD	750,000	Citibank, N.A.	10/07/11	7,377
USD	575,395	AUD	580,000	Goldman Sachs Bank USA	10/07/11	14,670
USD	1,194,295	AUD	1,160,000	Royal Bank of Scotland Plc	10/07/11	72,845
USD	451,999	AUD	465,000	WestPac Banking Corp.	10/07/11	2,019
USD	490,000	CAD	514,456	The Bank of New York Mellon Corp.	10/07/11	(940)
USD	1,368,486	CHF	971,000	Citibank, N.A.	10/07/11	297,071
USD	633,879	EUR	470,000	Citibank, N.A.	10/07/11	4,231
USD	1,354,910	EUR	995,000	Deutsche Bank AG	10/07/11	21,933
USD	691,582	HUF	128,463,000	Citibank, N.A.	10/07/11	104,573
USD	1,341,313	HUF	252,311,000	Royal Bank of Scotland Plc	10/07/11	188,383
USD	135,872	MXN	1,753,000	Citibank, N.A.	10/07/11	9,561
USD	95,422	MXN	1,173,000	Citibank, N.A.	10/07/11	10,902
USD	479,520	MXN	6,437,000	Citibank, N.A.	10/07/11	15,704
USD	571,261	MXN	7,506,000	Citibank, N.A.	10/07/11	30,419
USD	625,914	MXN	8,645,000	Deutsche Bank AG	10/07/11	2,557
USD	478,333	MXN	6,593,347	JPMorgan Chase Bank, N.A.	10/07/11	2,913
USD	2,186,331	MXN	30,343,000	Royal Bank of Scotland Plc	10/07/11	(21)
USD	184,139	MXN	2,227,440	UBS AG	10/07/11	23,642
USD	106,203	PLN	320,000	Deutsche Bank AG	10/07/11	9,663
USD	150,000	SGD	189,234	Citibank, N.A.	10/07/11	5,313
USD	350,000	SGD	440,983	Deutsche Bank AG	10/07/11	12,827
USD	500,000	SGD	632,550	HSBC Securities, Inc.	10/07/11	16,356
USD	588,137	TRY	1,046,000	Goldman Sachs Bank USA	10/07/11	25,917
USD	48,002	ZAR	376,000	UBS AG	10/07/11	1,485
USD	2,690,599	ZAR	18,651,988	UBS AG	10/07/11	383,070
ZAR	11,760,900	USD	1,637,045	Deutsche Bank AG	10/07/11	(182,046)
ZAR	7,232,100	USD	1,041,444	UBS AG	10/07/11	(146,725)
AUD	400,000	USD	404,680	BNP Paribas	10/18/11	(18,559)
AUD	780,000	USD	801,325	Westpac Banking Corp.	10/18/11	(48,389)
EUR	610,000	USD	867,036	Citibank, N.A.	10/26/11	(49,952)
USD	13,789	EUR	10,000	Deutsche Bank AG	10/26/11	394
USD	13,884	EUR	10,000	Royal Bank of Scotland Plc	10/26/11	489
USD	1,174,981	EUR	840,000	Royal Bank of Scotland Plc	10/26/11	49,817
USD	20,455	EUR	15,000	UBS AG	10/26/11	362
USD	980,000	BRL	1,830,640	UBS AG	11/03/11	6,385

4	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	11,051,000	USD	1,720,000	Barclays Bank Plc	11/09/11	$11,363
CNY	10,954,680	USD	1,720,000	Royal Bank of Scotland Plc	11/09/11	(3,728)
INR	20,196,600	USD	410,000	Morgan Stanley Capital Services, Inc.	11/09/11	(104)
KRW	501,810,000	USD	430,000	UBS AG	11/09/11	(5,151)
RUB	12,007,000	USD	400,000	Goldman Sachs Bank USA	11/09/11	(29,755)
RUB	16,124,650	USD	505,000	HSBC Securities, Inc.	11/09/11	(7,783)
TWD	29,420,000	USD	1,000,000	Royal Bank of Scotland Plc	11/09/11	(33,710)
TWD	12,373,800	USD	410,000	UBS AG	11/09/11	(3,587)
USD	600,000	CNY	3,838,200	HSBC Securities, Inc.	11/09/11	(1,332)
USD	300,000	CNY	1,927,800	UBS AG	11/09/11	(2,029)
USD	430,000	KRW	522,880,000	Deutsche Bank AG	11/09/11	(12,687)
USD	400,000	RUB	12,187,000	BNP Paribas	11/09/11	24,204
USD	410,000	TWD	12,209,800	Citibank, N.A.	11/09/11	8,973
USD	670,000	TWD	19,436,700	JPMorgan Chase Bank, N.A.	11/09/11	31,608
USD	345,000	TWD	10,005,000	Royal Bank of Scotland Plc	11/09/11	16,389
USD	410,000	TWD	12,353,300	UBS AG	11/09/11	4,260
EUR	240,000	PLN	1,065,840	Barclays Bank Plc	11/23/11	1,515
EUR	360,000	PLN	1,596,780	HSBC Securities, Inc.	11/23/11	2,867
USD	240,000	MXN	3,229,320	Goldman Sachs Bank USA	11/23/11	8,400
USD	436,429	CAD	454,000	Citibank, N.A.	11/28/11	3,182
CNY	3,674,880	USD	580,000	Deutsche Bank AG	12/15/11	(4,019)
USD	290,000	CNY	1,854,840	Morgan Stanley Capital Services, Inc.	12/15/11	(718)
USD	290,000	CNY	1,853,390	Morgan Stanley Capital Services, Inc.	12/15/11	(491)

Total						$238,091

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
14	U.S. Treasury Bonds (30 Year)	Chicago Board Options	December 2011	$1,996,750	$49,281

•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
4.98%(a)	MXIBTIIE	JPMorgan Chase Bank, N.A.	10/04/11	MXN	146,250	$(2,191)
4.93%(b)	3-month WIBOR	Deutsche Bank AG	6/07/12	PLN	28,540	131,878
4.60%(b)	MXIBTIIE	Royal Bank of Scotland Plc	9/03/12	MXN	67,725	(7,918)
10.33%(b)	BZDIOVRA Index	UBS AG	1/02/13	BRL	7,820	(13,207)
4.14%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	4/29/13	KRW	4,400,000	(25,772)
4.90%(b)	MXIBTIIE	UBS AG	9/24/13	MXN	60,185	(1,289)
5.85%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	10/17/13	TRY	4,580	(2,074)

Total						$79,427

(a)	Fund pays a fixed interest rate and receives floating rate.

(b)	Fund pays a floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
People’s Republic of China	1.00%	UBS AG	9/20/15	USD	1,530	$64,382
Republic of Germany	0.25%	Citibank, N.A.	3/20/16	USD	1,110	18,037
Republic of Peru	1.00%	Deutsche Bank AG	6/20/16	USD	510	10,743
Republic of Korea	1.00%	Deutsche Bank AG	12/20/16	USD	990	26,048
Republic of Korea	1.00%	Royal Bank of Scotland Plc	12/20/16	USD	990	26,327
Republic of Korea	1.00%	Royal Bank of Scotland Plc	12/20/16	USD	590	15,523

Total						$161,060

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
Federative Republic of Brazil	1.00%	Deutsche Bank AG	9/20/16	BBB-	USD	1,370	$(11,111)
Federative Republic of Brazil	1.00%	Goldman Sachs Bank USA	9/20/16	BBB-	USD	1,880	(70,853)

Total							$(81,964)

[1]	Using Standard & Poor’s (S&P’s) rating.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	5

Schedule of Investments (concluded)	BlackRock Emerging Market Debt Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in it’s semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	–	$138,600	–	$138,600
Foreign Agency Obligations	–	6,013,656	–	6,013,656
Foreign Government Obligations	–	33,836,446	–	33,836,446
U.S. Treasury Obligations	–	139,706	–	139,706
Short-Term Securities	$3,487,905	–	–	3,487,905

Total	$3,487,905	$40,128,408	–	$43,616,313

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$161,060	–	$161,060
Foreign currency exchange contracts	$133,417	2,293,465	–	2,426,882
Interest rate contracts	49,281	131,878	–	181,159
Liabilities:
Credit contracts	–	(81,964)	–	(81,964)
Foreign currency exchange contracts	(97,962)	(1,882,894)	–	(1,980,856)
Interest rate contracts	–	(52,451)	–	(52,451)

Total	$84,736	$569,094	–	$653,830

[1]

Derivative financial instruments are swaps, foreign currency exchange contracts and options. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

6	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
France – 0.0%
Auto ABS, Series 2007-1, Class A,
1.65%, 2/25/19(a)	EUR	125	$166,341

Ireland – 0.2%
Cars Alliance Funding Plc, Series 2007-1, Class A,
1.69%, 10/08/23(a)		359	480,210

Italy – 0.2%
Auto ABS, Series 2007-2, Class A,
1.75%, 10/25/20(a)		373	492,849

Luxembourg – 0.5%
Bumper 2 SA, Series 20011-2, Class A,
2.60%, 2/23/23(a)		1,000	1,339,745

Netherlands – 0.6%
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16		445	601,031
Storm BV, Series 2010-1, Class A1,
2.34%, 3/22/52(a)		729	969,767

			1,570,798

United Kingdom – 1.2%
Arkle Master Issuer Plc:
Series 2010-2A, Class 1A1, 1.69%, 8/17/13(a)(b)	USD	2,025	2,022,611
Series 2006-1X, Class 5A1, 1.64%, 2/17/52(a)	EUR	285	379,090
Holmes Master Issuer Plc, Series 2010-1A, Class A2,
1.65%, 10/15/54(a)(b)	USD	841	840,007

			3,241,708

United States – 1.1%
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C,
6.63%, 4/19/17(a)	GBP	550	902,217
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.34%, 7/25/37(a)	USD	267	258,575
SLM Student Loan Trust, Series 2003-10,
5.15%, 12/15/39	GBP	1,280	1,852,776

			3,013,568

Total Asset-Backed Securities – 3.8%			10,305,219

Corporate Bonds
Australia – 1.6%
Commonwealth Bank of Australia,
5.75%, 12/17/13	AUD	3,180	3,150,307
European Investment Bank,
6.00%, 8/06/20		1,125	1,126,837

			4,277,144

Denmark – 0.0%
Nykredit Realkredit A/S:
2.63%, 10/01/38(a)	DKK	5	899
4.00%, 10/01/41		108	19,217

			20,116

Finland – 0.8%
Nordic Investment Bank:
3.00%, 4/08/14	EUR	877	1,222,071
6.00%, 8/20/14	AUD	1,035	1,046,089

			2,268,160

France – 0.5%
BNP Paribas SA/BNP Paribas US Medium-Term Note Program LLC,
4.80%, 6/24/15	USD	575	540,417
Credit Agricole Home Loan,
3.50%, 7/21/14	EUR	600	823,306

			1,363,723

Germany – 4.4%
Dexia Kommunalbank Deutschland AG,
1.63%, 10/21/13		199	262,025
Duesseldorfer Hypothekenbank AG,
1.88%, 12/13/13		1,100	1,486,177
Kreditanstalt fuer Wiederaufbau:
5.50%, 8/08/13	AUD	550	544,384
4.13%, 7/04/17	EUR	560	835,633
5.50%, 1/22/18		5,000	7,978,966
2.63%, 8/16/19		650	888,975

			11,996,160

Ireland – 0.4%
DEPFA ACS Bank,
1.65%, 12/20/16	JPY	100,000	1,202,666

Japan – 0.3%
The Tokyo Electric Power Co., Inc.,
4.50%, 3/24/14	EUR	650	692,314

Luxembourg – 2.3%
European Union:
3.25%, 11/07/14		2,050	2,887,358
3.13%, 1/27/15		2,500	3,511,063

			6,398,421

Netherlands – 1.6%
ABN AMRO Bank NV,
3.75%, 7/15/14		700	980,660
Fortis Bank Nederland NV,
3.38%, 5/19/14		750	1,054,305
LeasePlan Corp. NV,
3.25%, 5/22/14		950	1,330,148
MDC-GMTN BV,
3.75%, 4/20/16	USD	1,105	1,144,939

			4,510,052

South Korea – 0.1%
POSCO,
5.25%, 4/14/21(b)		345	341,681

Spain – 0.9%
Banco Financiero y de Ahorros SA,
3.88%, 11/30/13	EUR	1,300	1,721,738
Telefonica Emisiones SAU,
5.46%, 2/16/21	USD	700	664,707

			2,386,445

Sweden – 1.1%
Svenska Handelsbanken AB,
2.88%, 9/14/12(b)		1,700	1,726,335
Swedbank Hypotek AB,
2.00%, 1/31/14	EUR	921	1,236,436

			2,962,771

Switzerland – 1.0%
European Investment Bank,
2.00%, 8/29/16	CHF	2,440	2,852,041

United Kingdom – 2.7%
Lloyds TSB Bank Plc,
6.50%, 9/17/40	GBP	740	1,022,674
Network Rail Infrastructure Finance Plc,
4.88%, 11/27/15		1,630	2,898,275
Northern Rock Asset Management Plc:
3.88%, 10/18/11	EUR	1,450	1,943,835
5.63%, 6/22/17(b)	USD	600	633,725

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United Kingdom (concluded)
Virgin Media Secured Financeplc,
5.50%, 1/15/21	GBP	515	$787,032

			7,285,541

United States – 2.6%
Altria Group, Inc.:
9.25%, 8/06/19	USD	194	254,296
10.20%, 2/06/39		292	423,236
COX Communications, Inc.,
8.38%, 3/01/39(b)		755	1,039,980
Crown Castle Towers LLC,
6.11%, 1/15/40(b)		800	899,199
General Electric Capital Corp.,
6.50%, 9/28/15	NZD	5,245	4,224,550
Kraft Foods, Inc.,
6.50%, 11/01/31	USD	185	232,140

			7,073,401

Total Corporate Bonds – 20.3%			55,630,636

Foreign Agency Obligations
Canada – 1.1%
CDP Financial, Inc.,
3.00%, 11/25/14(b)		2,900	3,031,222

Ireland – 1.4%
The Governor & Co. of the Bank of Ireland,
2.75%, 3/02/12(b)		2,000	1,920,446
Irish Life & Permanent Group Holdings Plc,
3.60%, 1/14/13(b)		2,100	1,796,094

			3,716,540

Qatar – 0.2%
Qatari Diar Finance QSC,
5.00%, 7/21/20(b)		630	672,525

Spain – 0.2%
Instituto de Credito Oficial,
4.53%, 3/17/16	CAD	700	611,904

United Arab Emirates – 0.3%
Mubadala Development Co.,
5.75%, 5/06/14	USD	625	675,000

Total Foreign Agency Obligations – 3.2%			8,707,191

Foreign Government Obligations
Australia – 7.4%
Australia Government Bond,
5.75%, 5/15/21	AUD	1,850	2,003,853
Australia Government Inflation Linked Bond,
3.00%, 9/20/25		1,490	1,749,248
New South Wales Treasury Corp. Inflation Linked Bond,
2.75%, 11/20/25		3,370	3,791,730
Queensland Treasury Corp.,
6.00%, 9/14/17		12,305	12,815,234

			20,360,065

Belgium – 1.1%
Belgium Government Bond:
2.75%, 3/28/16	EUR	1,895	2,526,125
3.75%, 9/28/20		278	378,383

			2,904,508

Canada – 0.5%
Canadian Government Bond,
3.25%, 6/01/21	CAD	1,441	1,506,456

Denmark – 3.5%
Kingdom of Denmark,
3.13%, 3/17/14	EUR	6,800	9,497,461

Finland – 2.0%
Finland Government Bond,
4.25%, 7/04/15		3,725	5,527,039

France – 4.2%
France Government Bond,
4.00%, 10/25/38		6,999	10,348,611
Reseau Ferre de France,
5.50%, 12/01/21	GBP	600	1,118,762

			11,467,373

Germany – 6.5%
Bundesobligation,
3.50%, 4/12/13	EUR	5,250	7,353,981
Bundesrepublik Deutschland:
3.25%, 7/04/21		1,900	2,854,696
2.25%, 9/04/21		1,950	2,695,295
4.75%, 7/04/40		400	757,380
3.25%, 7/04/42		585	883,014
Deutsche Bundesrepublik Inflation Linked Bond,
1.50%, 4/15/16		1,962	3,167,577

			17,711,943

Ireland – 1.5%
Ireland Government Bond:
4.00%, 1/15/14		1,667	2,099,356
5.00%, 10/18/20		1,810	2,021,382

			4,120,738

Italy – 9.4%
Italy Buoni Poliennali Del Tesoro:
3.50%, 6/01/14		3,660	4,788,730
4.25%, 2/01/15		5,945	7,884,188
3.00%, 4/15/15		1,231	1,560,499
4.50%, 2/01/20		1,625	2,037,994
4.25%, 3/01/20		4,490	5,526,825
5.00%, 8/01/39		325	356,389
5.00%, 9/01/40		3,240	3,558,570

			25,713,195

Japan – 17.0%
Japan Government (10 Year Issue),
1.40%, 9/20/19	JPY	416,050	5,640,986
Japan Government (20 Year Issue),
2.10%, 12/20/27		2,599,400	36,267,545
Japan Government CPI Linked Bond:
Series 4, 0.50%, 6/10/15		279,000	3,623,163
Series 14, 1.20%, 12/10/17		66,300	875,077

			46,406,771

Poland – 1.1%
Poland Government International Bond:
5.00%, 4/25/16	PLN	6,200	1,849,433
5.13%, 4/21/21	USD	1,275	1,271,813

			3,121,246

Portugal – 0.7%
Portugal Obrigacoes do Tesouro OT:
5.45%, 9/23/13	EUR	420	459,259
6.40%, 2/15/16		510	515,186
4.95%, 10/25/23		1,050	829,973

			1,804,418

8	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Spain – 3.0%
Kingdom of Spain:
3.15%, 1/31/16	EUR	1,825	$2,368,507
4.85%, 10/31/20		2,282	3,026,300
4.80%, 1/31/24		800	1,010,469
4.20%, 1/31/37		1,680	1,747,951

			8,153,227

Turks and Caicos Islands – 0.5%
Turks and Caicos Islands,
3.20%, 2/22/16(b)	USD	1,330	1,387,582

United Kingdom – 4.1%
United Kingdom Treasury Bonds:
4.25%, 9/07/39	GBP	2,310	4,067,275
4.25%, 12/07/40		1,025	1,801,227
4.50%, 12/07/42		2,870	5,277,504

			11,146,006

Total Foreign Government Obligations – 62.5%			170,828,028

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 0.4%
United States – 0.4%
Bear Stearns Alt-A Trust, Series 2004-13, Class A1,
0.98%, 11/25/34(a)	USD	661	574,061
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1,
5.03%, 1/25/35(a)		556	546,637

			1,120,698

Commercial Mortgage-Backed Securities – 0.1%
United States – 0.1%
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A3,
4.56%, 11/10/41		214	214,492

Total Non-Agency Mortgage-Backed Securities – 0.5%			1,335,190

Preferred Securities
Capital Trusts
France – 0.4%
Société Generale:
5.92%,(a)(b)(c)		900	527,456
7.00%,(a)(c)		650	478,959

			1,006,415

United Kingdom – 0.3%
Aviva Plc:
5.70%,(a)(c)	EUR	260	254,284
5.90%,(a)(c)	GBP	750	736,819

			991,103

Total Preferred Securities – 0.7%			1,997,518

U.S. Treasury Obligations
U.S. Treasury Bonds,
3.75%, 8/15/41	USD	1,741	2,026,907
U.S. Treasury Notes,
2.13%, 8/15/21		6,005	6,111,048

Total U.S. Treasury Obligations – 3.0%			8,137,955

Total Long-Term Investments (Cost – $241,971,955) – 94.0%			256,941,737

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.09%(d)(e)		5,142,365	5,142,365

Total Short-Term Securities (Cost – $5,142,365) – 1.9%			5,142,365

Total Investments (Cost – $247,114,320*) – 95.9%			262,084,102
Other Assets Less Liabilities – 4.1%			11,215,207

Net Assets – 100.0%			$273,299,309

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$247,184,773

Gross unrealized appreciation	$22,616,302
Gross unrealized depreciation	(7,716,973)

Net unrealized appreciation	$14,899,329

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock International Bond Portfolio

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,736,067	(1,593,702)	5,142,365	$4,765

(e)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	300,000	USD	317,008	UBS AG	10/07/11	$(26,977)
CAD	6,093,700	USD	6,162,772	Citibank, N.A.	10/07/11	(348,647)
CAD	165,000	USD	171,479	Deutsche Bank AG	10/07/11	(14,049)
CHF	1,310,500	USD	1,461,943	UBS AG	10/07/11	(15,918)
GBP	335,000	USD	547,911	Citibank, N.A.	10/07/11	(25,548)
GBP	877,000	USD	1,368,119	Citibank, N.A.	10/07/11	(620)
GBP	180,000	USD	287,928	Deutsche Bank AG	10/07/11	(7,255)
GBP	800,000	USD	1,228,021	UBS AG	10/07/11	19,413
JPY	68,605,000	USD	893,853	Citibank, N.A.	10/07/11	(4,293)
JPY	24,665,000	USD	320,857	Citibank, N.A.	10/07/11	(1,041)
JPY	46,620,000	USD	603,816	Citibank, N.A.	10/07/11	678
JPY	120,000,000	USD	1,550,027	Citibank, N.A.	10/07/11	5,940
JPY	81,510,000	USD	1,047,579	Citibank, N.A.	10/07/11	9,312
JPY	31,105,000	USD	397,885	Deutsche Bank AG	10/07/11	5,434
JPY	193,000,000	USD	2,515,536	Royal Bank of Scotland Plc	10/07/11	(13,022)
JPY	6,130,010,000	USD	75,635,995	Royal Bank of Scotland Plc	10/07/11	3,848,134
JPY	24,460,000	USD	314,716	UBS AG	10/07/11	2,442
MXN	31,960,000	USD	2,642,087	UBS AG	10/07/11	(339,222)
NOK	4,796,000	USD	858,785	Royal Bank of Scotland Plc	10/07/11	(42,052)
PLN	7,628,000	USD	2,714,359	UBS AG	10/07/11	(413,087)
SEK	12,414,000	USD	1,946,081	Citibank, N.A.	10/07/11	(137,497)
SGD	1,708,000	USD	1,378,137	Deutsche Bank AG	10/07/11	(72,211)
USD	457,258	AUD	435,000	Citibank, N.A.	10/07/11	36,714
USD	285,262	AUD	265,000	UBS AG	10/07/11	29,068
USD	24,858,458	AUD	24,065,500	UBS AG	10/07/11	1,592,722
USD	226,557	CAD	220,000	Citibank, N.A.	10/07/11	16,650
USD	1,568,993	CAD	1,562,000	Citibank, N.A.	10/07/11	78,657
USD	487,312	CAD	460,000	Deutsche Bank AG	10/07/11	48,416
USD	3,913,406	CAD	4,033,000	Deutsche Bank AG	10/07/11	65,438
USD	288,852	CHF	245,000	Deutsche Bank AG	10/07/11	18,515
USD	1,336,430	CHF	1,114,500	Deutsche Bank AG	10/07/11	106,675
USD	542,109	EUR	375,000	Citibank, N.A.	10/07/11	39,731
USD	284,157	GBP	180,000	Citibank, N.A.	10/07/11	3,484
USD	287,067	GBP	180,000	Citibank, N.A.	10/07/11	6,395
USD	540,396	GBP	340,000	Citibank, N.A.	10/07/11	10,237
USD	2,058,053	GBP	1,288,000	Royal Bank of Scotland Plc	10/07/11	49,685
USD	431,931	GBP	270,000	UBS AG	10/07/11	10,922
USD	3,435,883	JPY	272,950,000	Citibank, N.A.	10/07/11	(103,294)
USD	866,965	JPY	70,205,000	Citibank, N.A.	10/07/11	(43,341)
USD	729,377	JPY	57,510,000	Citibank, N.A.	10/07/11	(16,320)
USD	490,229	JPY	38,255,000	Citibank, N.A.	10/07/11	(5,801)
USD	1,273,376	JPY	98,210,000	Citibank, N.A.	10/07/11	(54)
USD	235,555	JPY	18,165,000	Citibank, N.A.	10/07/11	21
USD	1,843,014	JPY	141,655,000	Citibank, N.A.	10/07/11	6,260
USD	900,904	JPY	68,729,000	Citibank, N.A.	10/07/11	9,824
USD	2,185,281	JPY	167,195,000	Citibank, N.A.	10/07/11	17,365
USD	290,645	JPY	23,465,000	Deutsche Bank AG	10/07/11	(13,612)
USD	27,980,235	JPY	2,147,483,000	Deutsche Bank AG	10/07/11	135,122
USD	864,545	JPY	66,700,000	Royal Bank of Scotland Plc	10/07/11	(313)
USD	617,919	JPY	47,104,000	Royal Bank of Scotland Plc	10/07/11	7,150
USD	290,000	JPY	23,384,266	UBS AG	10/07/11	(13,210)
USD	841,792	JPY	65,000,000	UBS AG	10/07/11	(1,023)
USD	4,484,378	NZD	5,578,500	Citibank, N.A.	10/07/11	233,756
USD	2,193,386	PLN	6,286,000	Citibank, N.A.	10/07/11	296,978
USD	2,373,764	ZAR	16,455,600	UBS AG	10/07/11	337,961
ZAR	16,455,000	USD	2,249,017	UBS AG	10/07/11	(213,288)
EUR	2,000,000	SEK	18,608,898	Citibank, N.A.	10/14/11	(30,886)
EUR	950,000	SEK	8,589,563	Citibank, N.A.	10/14/11	21,689
EUR	1,005,000	SEK	9,163,088	UBS AG	10/14/11	11,842
SEK	18,863,438	EUR	2,050,000	Citibank, N.A.	10/14/11	975
SEK	18,787,959	EUR	2,040,000	Citibank, N.A.	10/14/11	3,379
EUR	5,000,000	USD	7,122,345	Citibank, N.A.	10/26/11	(424,937)
EUR	1,200,000	USD	1,721,064	Citibank, N.A.	10/26/11	(113,686)
EUR	820,000	USD	1,169,956	Citibank, N.A.	10/26/11	(71,581)
EUR	660,000	USD	934,003	Citibank, N.A.	10/26/11	(49,945)
EUR	1,500,000	USD	2,048,250	Citibank, N.A.	10/26/11	(39,028)
EUR	465,000	USD	660,649	Citibank, N.A.	10/26/11	(37,790)
EUR	1,000,000	USD	1,367,635	Citibank, N.A.	10/26/11	(28,153)
EUR	205,000	USD	275,810	Citibank, N.A.	10/26/11	(1,217)
EUR	590,000	USD	851,636	Deutsche Bank AG	10/26/11	(61,341)

10	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock International Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,100,000	USD	1,504,104	Deutsche Bank AG	10/26/11	$(30,674)
EUR	305,000	USD	426,962	UBS AG	10/26/11	(18,420)
USD	639,341	EUR	475,000	Citibank, N.A.	10/26/11	3,087
USD	660,648	EUR	485,000	Citibank, N.A.	10/26/11	10,999
USD	286,517	EUR	200,000	Citibank, N.A.	10/26/11	18,621
USD	1,579,174	EUR	1,155,000	Citibank, N.A.	10/26/11	32,073
USD	849,915	EUR	590,000	Citibank, N.A.	10/26/11	59,621
USD	1,520,646	EUR	1,075,000	Citibank, N.A.	10/26/11	80,703
USD	28,479,302	EUR	19,866,000	Citibank, N.A.	10/26/11	1,869,161
USD	425,458	EUR	295,000	Deutsche Bank AG	10/26/11	30,311
USD	605,625	EUR	425,000	Deutsche Bank AG	10/26/11	36,345
USD	2,457,431	EUR	1,820,000	Royal Bank of Scotland Plc	10/26/11	19,575
USD	1,727,502	EUR	1,235,000	Royal Bank of Scotland Plc	10/26/11	73,242
USD	919,622	EUR	680,000	UBS AG	10/26/11	8,775
USD	565,448	EUR	400,000	UBS AG	10/26/11	29,655
USD	720,927	EUR	505,000	UBS AG	10/26/11	44,489
USD	3,075,405	EUR	2,140,000	UBS AG	10/26/11	208,914
MYR	5,582,673	USD	1,846,000	UBS AG	11/09/11	(100,087)
EUR	1,025,958	USD	1,432,747	Citibank, N.A.	11/14/11	(58,600)
EUR	605,000	USD	851,011	Citibank, N.A.	11/14/11	(40,687)
EUR	595,000	USD	812,800	JPMorgan Chase Bank, N.A.	11/14/11	(15,869)
EUR	605,000	USD	834,809	UBS AG	11/14/11	(24,485)
EUR	895,000	USD	1,213,173	UBS AG	11/14/11	(14,428)
USD	1,435,903	CHF	1,245,000	Citibank, N.A.	11/14/11	61,104
USD	406,449	EUR	300,000	Citibank, N.A.	11/14/11	4,635
USD	813,084	EUR	600,000	Citibank, N.A.	11/14/11	9,456
USD	833,272	EUR	610,000	Citibank, N.A.	11/14/11	16,251
USD	1,452,546	EUR	1,020,000	Citibank, N.A.	11/14/11	86,379
USD	1,528,940	EUR	1,075,000	Citibank, N.A.	11/14/11	89,108
USD	1,844,428	EUR	1,305,000	Citibank, N.A.	11/14/11	96,538
USD	1,484,370	EUR	1,025,000	Citibank, N.A.	11/14/11	111,506
AUD	2,725,000	USD	2,856,558	UBS AG	11/18/11	(236,038)
USD	2,734,913	AUD	2,640,000	Citibank, N.A.	11/18/11	196,135
USD	1,397,103	GBP	905,000	UBS AG	11/21/11	(13,420)
DKK	10,911,000	USD	2,004,654	Morgan Stanley Capital Services, Inc.	12/01/11	(40,241)
DKK	6,223,000	USD	1,130,563	Royal Bank of Scotland Plc	12/01/11	(10,176)
DKK	5,637,000	USD	1,021,634	Royal Bank of Scotland Plc	12/01/11	(6,750)
USD	1,851,044	DKK	9,504,000	Morgan Stanley Capital Services, Inc.	12/01/11	139,947
CAD	4,033,000	USD	3,905,164	Deutsche Bank AG	1/18/12	(64,786)
JPY	2,147,483,000	USD	28,026,702	Deutsche Bank AG	1/18/12	(135,467)
USD	1,465,431	CHF	1,310,500	UBS AG	1/18/12	15,964
USD	1,366,805	GBP	877,000	Citibank, N.A.	1/18/12	645
CNY	26,492,280	USD	4,155,000	Citibank, N.A.	2/13/12	4,443

Total						$6,904,279

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
56	Australian Government Bonds (10 Year)	Sydney	December 2011	$46,057,785	$(65,262)
56	Canadian Government Bonds (10 Year)	Montreal	December 2011	$7,102,739	81,904
86	Euro-Bund	Eurex	December 2011	$15,726,129	135,680
23	Japanese Government Bonds (10 Year)	Tokyo	December 2011	$42,412,680	(107,075)
1	Ultra Treasury Bonds	Chicago Board Options	December 2011	$158,625	7,346

Total					$52,593

•	Financial futures contracts sold as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
98	Australian 90-Day Bank Bill	Sydney	December 2011	$21,947,221	$61,274
346	Australian Government Bonds (3 Year)	Sydney	December 2011	$95,013,590	103,027
29	Bank Acceptance	Montreal	June 2012	$6,860,483	(19,217)
41	Euro-Bobl	Eurex	December 2011	$6,708,552	1,931
425	Euro-Schatz	Eurex	December 2011	$62,419,615	162,758
24	Gilt British	London	December 2011	$4,864,972	(90,452)
155	U.S. Treasury Notes (2 Year)	Chicago Board Options	December 2011	$34,131,485	41,485
73	U.S. Treasury Notes (5 Year)	Chicago Board Options	December 2011	$8,941,359	8,994
153	U.S. Treasury Notes (10 Year)	Chicago Board Options	December 2011	$19,904,344	(193,664)
42	U.S. Treasury Bonds (30 Year)	Chicago Board Options	December 2011	$5,990,250	(298,506)

Total					$(222,370)

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	11

Schedule of Investments (concluded)	BlackRock International Bond Portfolio

•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.14%(a)	6-month PRIBOR	Barclays Bank Plc	5/05/13	EUR	14,600	$650,771
3.29%(b)	3-month LIBOR	Deutsche Bank AG	8/19/41	USD	1,600	(205,895)
3.01%(a)	3-month LIBOR	Deutsche Bank AG	9/09/41	USD	1,600	108,912
2.98%(b)	3-month LIBOR	Deutsche Bank AG	9/22/41	USD	1,600	(97,285)
2.57%(a)	3-month LIBOR	Deutsche Bank AG	9/27/41	USD	1,600	(42,081)

Total						$414,422

(a)	Fund pays a floating interest rate and receives fixed rate.

(b)	Fund pays a fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
STMicro-electronics NV	0.26%	Citibank, N.A.	9/20/12	EUR	950	$3,081
Xstrata Finance (Canada) Ltd.	1.00%	Credit Suisse International	12/20/16	EUR	1,470	65,534
Koninklijke KPN NV	1.00%	Deutsche Bank AG	12/20/16	EUR	1,200	1,426

Total						$70,041

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Imperial Tobacco Group Plc	0.71%	Barclays Bank Plc	9/20/12	BBB	EUR	1,300	$5,184
Glencore International AG	1.00%	Credit Suisse International	12/20/16	BBB	EUR	1,180	(56,701)
Alstom SA	1.00%	Deutsche Bank AG	12/20/16	BBB	EUR	1,560	(37,334)

Total							$(88,851)

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$10,305,219	–	$10,305,219
Corporate Bonds	–	55,630,636	–	55,630,636
Foreign Agency Obligations	–	8,707,191	–	8,707,191
Foreign Government Obligations	–	170,828,028	–	170,828,028
Non-Agency Mortgage-Backed Securities	–	1,335,190	–	1,335,190
Preferred Securities	–	1,997,518	–	1,997,518
U.S. Treasury Obligations	–	8,137,955	–	8,137,955
Short-Term Securities	$5,142,365	–	–	5,142,365

Total	$5,142,365	$256,941,737	–	$262,084,102

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$75,225	–	$75,225
Foreign currency exchange contracts	$9,824	10,434,842	–	10,444,666
Interest rate contracts	604,399	759,683	–	1,364,082
Liabilities:
Credit contracts	–	(94,035)	–	(94,035)
Foreign currency exchange contracts	–	(3,540,387)	–	(3,540,387)
Interest rate contracts	(774,176)	(345,261)	–	(1,119,437)

Total	$(159,953)	$7,290,067	–	$7,130,114

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

12	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares	Value
Fixed Income Funds – 7.3%
BlackRock Emerging Market Debt Portfolio, BlackRock Class	1,648,903	$16,637,433
BlackRock Floating Rate Income Portfolio, Institutional Class	10,653,971	104,621,996
BlackRock High Yield Bond Portfolio, BlackRock Class	13,045,636	93,145,838

		214,405,267

Asset-Backed Securities	Par (000)
Cayman Islands – 1.1%
ARES CLO Funds, Series 2011-16A, Class E,
4.58%, 5/17/21(b)(c)	USD	4,000	3,006,000
Ballyrock CDO Ltd., Series 2006-1A, Class B,
0.67%, 8/28/19(b)(c)		4,000	3,000,000
Chatham Light CLO Ltd., Series 2005-2A, Class A2,
0.67%, 8/03/19(b)(c)		3,300	2,961,750
Franklin CLO Ltd., Series 6A, Class B,
0.72%, 8/09/19(b)(c)		6,000	5,151,600
Fraser Sullivan CLO Ltd., Series 2011-5A, Class D,
4.36%, 2/23/21(b)(c)		5,000	3,400,000
Genesis CLO Ltd., Series 2007-2A, Class D,
4.25%, 1/10/16(b)(c)		1,000	881,090
Goldman Sachs Asset Management CLO Plc, Series 2007-1A, Class B,
0.70%, 8/01/22(b)(c)		2,500	1,762,500
Integral Funding, Inc., Series 2007-1X, Class A3,
1.60%, 9/27/17(c)		1,000	900,000
Jersey Street CLO Ltd., Series 2006-1A, Class C,
1.00%, 10/20/18(b)(c)		2,000	1,310,000
KKR CLO Trust, Series 2007-1A, Class C,
1.74%, 5/15/21(b)(c)		5,000	3,818,622
Pangaea CLO Ltd., Series 2007-1A, Class A2,
0.75%, 10/21/21(b)(c)		4,000	3,120,000
Suffield CLO Ltd./Suffield CLO Corp.,
2.44%, 9/26/14(b)(c)		5,000	4,300,000

			33,611,562

United States – 6.0%
321 Henderson Receivables I LLC, Series 2010-3A, Class A,
3.82%, 1/15/32(b)		3,775	3,800,055
Ally Auto Receivables Trust, Series 2010-5, Class C,
2.90%, 5/15/17(b)		2,470	2,527,602
AmeriCredit Automobile Receivables Trust:
Series 2010-1, Class C, 5.19%, 8/17/15		4,135	4,292,443
Series 2010-4, Class C 2.76%, 8/08/14		11,400	11,429,337
Canaras Summit CLO Ltd., Series 2007-1A, Class C,
1.15%, 6/19/21(b)(c)		2,250	1,440,000
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C,
6.63%, 4/19/17(c)	GBP	1,400	2,296,553
Credit Acceptance Auto Loan Trust:
Series 2010-1, Class A, 2.06%, 4/16/18(b)	USD	3,773	3,776,634
Series 2010-1, Class B, 3.63%, 10/15/18(b)(c)		5,450	5,458,294
Series 2011-1, Class A, 2.61%, 3/15/19(b)		5,000	4,998,879
CSAM Funding, Series 1X, Class B2,
1.50%, 3/29/16(c)		2,100	1,919,400
DT Auto Owner Trust, Series 2011-1A, Class B,
1.94%, 7/15/12(b)		6,000	6,001,778
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF16, Class 2A4,
0.44%, 12/25/36(c)		11,870	4,524,975
GSAA Trust, Series 2005-11, Class 2A1,
0.51%, 10/25/35(c)		5,013	3,383,128
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3,
0.39%, 7/25/37(c)		17,240	6,585,559
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.41%, 8/23/27(c)		5,935	5,498,764
Series 2008-2, Class A4, 2.06%, 6/26/34(c)		5,000	5,160,345
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 6/15/13(b)		8,726	8,660,468
Series 2011-S1A, Class C, 2.01%, 6/15/13(b)		9,446	9,306,846
Series 2011-S1A, Class D, 3.15%, 6/15/13(b)		4,563	4,530,134
Series 2011-WO, Class C, 3.19%, 8/15/14(b)		9,310	9,436,616
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		1,380	1,378,178
Series 2010-2, Class C, 3.89%, 7/17/17		2,580	2,627,008
Series 2010-3, Class B, 2.05%, 5/15/15		3,120	3,106,655
Series 2010-B, Class C, 3.02%, 10/17/16(b)		10,750	10,733,047
Series 2011-S1A, Class C, 1.89%, 5/15/13(b)		1,694	1,682,642
Series 2011-S1A, Class D, 3.10%, 3/15/13(b)		6,325	6,298,971
Series 2011-S2A, Class C, 2.86%, 8/15/13(b)		217	216,443
Series 2011-S2A, Class D, 3.35%, 6/15/13(b)		5,766	5,760,901
Scholar Funding Trust, Series 2011-A, Class A,
1.15%, 7/28/34(b)(c)		6,259	6,054,375
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.75%, 3/15/22(c)		8,254	7,934,067
Series 2004-B, Class A2, 0.55%, 6/15/21(d)		3,957	3,813,246
Series 2008-5, Class A3, 1.55%, 1/25/18(c)		7,885	8,043,655
Series 2008-5, Class A4, 1.95%, 7/25/23(c)		5,615	5,767,609
Symphony CLO Ltd., Series 2011-7A, Class E,
4.11%, 7/28/21(b)(c)		2,000	1,500,000
Wells Fargo Home Equity Trust, Series 2006-3, Class A2,
0.38%, 1/25/37(c)		9,495	5,503,559

			175,448,166

Total Asset-Backed Securities – 7.1%			209,059,728

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	13

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Collateralized Debt Obligations	Par (000)		Value
Cayman Islands – 1.1%
Atrium CDO Corp., Series 5A, Class A4,
0.69%, 7/20/20(b)(c)	USD	6,500	$4,777,500
Centurion CDO VIII Ltd., Series 2005-8A, Class B2,
1.34%, 3/08/17(b)(c)		4,500	3,555,000
CSAM Funding, Series -2A, Class B1,
7.05%, 10/15/16		4,000	3,807,600
Fraser Sullivan CLO Ltd., Series 2006-2A, Class B,
0.75%, 12/20/20(b)(c)		2,000	1,600,000
Lightpoint CLO Ltd., Series 2006-5A, Class B,
0.98%, 8/05/19(b)(c)		3,000	1,890,000
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2004-4A, Class A2,
1.01%, 5/03/18(b)(c)		5,800	4,988,000
Valeo Investment Grade CDO Ltd., Series 2A, Class A2,
1.16%, 6/01/13(b)(c)		12,000	11,340,000

			31,958,100

United States – 0.1%
Greyrock CDO Ltd., Series 2005-1X, Class A2L,
1.30%, 11/15/17(c)		5,000	4,150,000

Total Collateralized Debt Obligations – 1.2%			36,108,100

Corporate Bonds
Australia – 0.1%
Woodside Finance Ltd.,
4.60%, 5/10/21(b)		1,270	1,311,971

Belgium – 0.1%
Ontex IV SA,
7.50%, 4/15/18	EUR	1,500	1,738,321

Bermuda – 0.0%
Weatherford International Ltd./Bermuda,
6.75%, 9/15/40	USD	955	1,018,485

Brazil – 0.4%
HSBC Bank Brasil SA - Banco Multiplo,
4.00%, 5/11/16(b)		8,790	8,592,225
OGX Petroleo e Gas Participacoes SA,
8.50%, 6/01/18(b)		2,145	1,919,775

			10,512,000

British Virgin Islands – 0.0%
Franshion Development Ltd.,
6.75%, 4/15/21(b)		1,300	897,000

Canada – 1.3%
Barrick Gold Corp.,
2.90%, 5/30/16		18,940	19,188,796
Fairfax Financial Holdings Ltd.,
5.80%, 5/15/21(b)		8,875	8,448,680
MEG Energy Corp.,
6.50%, 3/15/21(b)		3,130	2,996,975
Nexen, Inc.,
7.50%, 7/30/39		900	1,054,069
Nova Chemicals Corp.,
8.38%, 11/01/16		2,500	2,625,000
Novelis, Inc.,
8.75%, 12/15/20		1,930	1,891,400
Royal Bank of Canada,
3.13%, 4/14/15(b)		1,146	1,215,864

			37,420,784

Cayman Islands – 0.2%
China Resources Land Ltd.,
4.63%, 5/19/16		6,000	5,692,836

Chile – 0.0%
Inversiones CMPC SA,
4.75%, 1/19/18(b)		940	950,223

France – 0.4%
Alstom SA,
4.13%, 2/01/17	EUR	1,250	1,668,939
Autoroutes du Sud de la France SA,
4.00%, 9/24/18		1,500	2,027,951
AXA SA,
5.25%, 4/16/40		3,500	3,369,361
BNP Paribas SA/BNP Paribas US Medium-Term Note Program LLC,
4.80%, 6/24/15	USD	2,500	2,349,640
CNP Assurances,
6.00%, 9/14/40(c)	EUR	1,250	1,191,888
Lafarge SA,
7.13%, 7/15/36	USD	990	854,554

			11,462,333

Germany – 0.8%
Commerzbank AG,
6.38%, 3/22/19	EUR	10,200	10,271,033
Deutsche Bank AG,
5.00%, 6/24/20		4,100	5,187,210
IVG Immobilien AG,
8.00%, 5/29/49(c)		200	155,411
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
8.13%, 12/01/17		4,907	6,541,264

			22,154,918

Ireland – 0.1%
Ardagh Packaging Finance Plc,
7.38%, 10/15/17		2,955	3,691,721

Italy – 0.0%
Intesa Sanpaolo SpA,
9.50%, 12/31/49(c)		250	224,407
UniCredit SpA,
5.00%, 2/01/16	GBP	450	449,089

			673,496

Luxembourg – 0.1%
Finmeccanica Finance SA,
5.25%, 1/21/22	EUR	750	870,607
Intelsat Luxembourg SA,
11.50%, 2/04/17(b)(c)	USD	3,910	3,362,600

			4,233,207

Mexico – 0.2%
America Movil SAB de CV,
2.38%, 9/08/16		6,345	6,135,615

Netherlands – 1.1%
ABN AMRO Bank NV,
6.38%, 4/27/21	EUR	1,345	1,722,186
Allianz Finance II BV,
5.75%, 7/08/41(c)		10,100	10,674,951
Enbw International Finance BV,
6.13%, 7/07/39		1,700	2,632,746
ING Bank NV,
6.13%, 5/29/23		740	891,332
ING Verzekeringen NV:
3.39%, 6/21/21		1,360	1,346,043
6.38%, 5/07/27(c)		8,450	8,037,808
New World Resources NV,
7.88%, 5/01/18		2,979	3,432,350
PostNL NV,
5.38%, 11/14/17		2,400	3,219,696
Swiss Reinsurance Co. via ELM BV,
5.25%, 12/31/49		1,000	1,051,701

			33,008,813

Norway – 0.9%
DnB NOR Boligkreditt,
2.90%, 3/29/16(b)	USD	14,345	14,865,967
Sparebank 1 Boligkreditt AS,
2.63%, 5/27/16(b)		11,945	12,195,403

			27,061,370

Singapore – 0.4%
CapitaLand Ltd.,
2.88%, 9/03/16	SGD	5,000	3,561,052
Oversea-Chinese Banking Corp. Ltd.,
3.75%, 11/15/22(c)	USD	7,000	6,682,585

			10,243,637

14	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
South Africa – 0.1%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20	USD	1,915	$1,876,166

Spain – 0.1%
Cedulas TDA 6 Fondo de Titulizacion de Activos,
4.25%, 4/10/31	EUR	1,500	1,199,262
Telefonica Emisiones SAU,
3.99%, 2/16/16	USD	2,000	1,903,050

			3,102,312

Switzerland – 0.2%
Credit Suisse AG,
5.40%, 1/14/20		2,500	2,401,772
Credit Suisse AG/Guernsey,
2.60%, 5/27/16(b)		4,125	4,246,811

			6,648,583

United Arab Emirates – 0.0%
ICICI Bank Ltd./Dubai,
4.75%, 11/25/16(b)		1,350	1,290,689

United Kingdom – 2.1%
Barclays Bank Plc:
6.00%, 1/14/21	EUR	5,300	5,860,341
6.63%, 3/30/22		2,750	3,103,406
BP Capital Markets Plc,
3.13%, 10/01/15	USD	3,000	3,099,840
Enterprise Inns Plc,
6.50%, 12/06/18	GBP	985	1,105,931
HSBC Bank Plc,
3.10%, 5/24/16(b)	USD	4,805	4,777,006
HSBC Holdings Plc,
6.25%, 3/19/18	EUR	5,350	7,253,038
Imperial Tobacco Finance Plc,
5.50%, 9/28/26	GBP	1,930	3,070,888
Infinis Plc,
9.13%, 12/15/14		1,750	2,701,671
LBG Capital No.1 Plc,
7.59%, 5/12/20		1,715	1,952,298
Lloyds TSB Bank Plc:
6.38%, 6/17/16	EUR	1,250	1,738,731
6.50%, 9/17/40	GBP	1,650	2,280,287
Nationwide Building Society,
6.75%, 7/22/20	EUR	3,000	3,268,895
Northern Rock Asset Management Plc,
5.63%, 6/22/17(b)	USD	2,150	2,270,849
OTE Plc,
6.00%, 2/12/15(e)	EUR	2,225	1,885,442
Priory Group No. 3 Plc,
7.00%, 2/15/18	GBP	2,966	4,223,962
Punch Taverns Finance Plc,
7.27%, 4/15/22		510	719,744
The Unique Pub Finance Co. Plc,
5.66%, 6/30/27		3,506	3,389,712
Virgin Media Secured Finance Plc:
6.50%, 1/15/18	USD	1,710	1,816,875
7.00%, 1/15/18	GBP	2,102	3,351,624
5.25%, 1/15/21	USD	2,230	2,399,714

			60,270,254

United States – 16.7%
ACCO Brands Corp.,
10.63%, 3/15/15		6,700	7,202,500
Alabama Power Co.,
3.95%, 6/01/21		3,165	3,435,237
American Airlines Pass-Through Trust, Series 2011-2, Class A,
8.63%, 10/15/21		4,200	4,168,500
American International Group, Inc.,
5.45%, 5/18/17		2,305	2,207,210
Anadarko Petroleum Corp.:
5.95%, 9/15/16		6,943	7,594,246
6.38%, 9/15/17		8,383	9,404,251
6.95%, 6/15/19		1,494	1,733,076
Bank of America Corp.,
5.63%, 7/01/20		2,000	1,842,124
Barrick North America Finance LLC,
4.40%, 5/30/21		120	123,052
Calfrac Holdings LP,
7.50%, 12/01/20(b)		1,015	959,175
Camden Property Trust,
5.00%, 6/15/15		3,820	4,077,128
Capital One Financial Corp.:
3.15%, 7/15/16		30,045	29,744,189
4.75%, 7/15/21		5,875	5,884,664
CBS Corp.:
4.63%, 5/15/18		995	1,064,888
5.75%, 4/15/20		2,500	2,751,227
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16		3,320	3,784,800
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.50%, 4/30/21		3,000	2,835,000
CIT Group, Inc.:
7.00%, 5/01/17		3,408	3,305,760
7.00%, 5/02/17(b)		540	523,800
Citigroup, Inc.:
5.00%, 9/15/14		12,600	12,357,563
4.75%, 5/19/15		5,501	5,637,111
4.59%, 12/15/15		16,939	17,392,322
6.00%, 8/15/17		620	657,966
5.38%, 8/09/20		4,636	4,802,975
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17		9,000	9,202,500
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		854	1,154,953
5.95%, 12/15/36		1,551	1,623,677
Cliffs Natural Resources, Inc.,
4.88%, 4/01/21		3,670	3,547,396
Coffeyville Resources LLC/Coffeyville Finance, Inc.,
9.00%, 4/01/15(b)		5,721	6,007,050
COX Communications, Inc.,
8.38%, 3/01/39(b)		140	192,844
Credit Acceptance Corp.,
9.13%, 2/01/17(b)		5,480	5,384,100
Credit Suisse Group Finance US, Inc.,
3.63%, 9/14/20(c)	EUR	1,775	1,993,117
CSC Holdings LLC,
8.50%, 4/15/14		2,154	2,323,627
Delphi Corp.,
6.13%, 5/15/21(b)	USD	2,000	1,860,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.13%, 2/15/16		3,605	3,667,857
DISH DBS Corp.,
6.75%, 6/01/21(b)		2,220	2,120,100
Dollar General Corp.,
11.88%, 7/15/17(d)		5,000	5,525,000
El Paso Corp.:
7.00%, 6/15/17		2,500	2,800,417
6.50%, 9/15/20		1,830	1,954,253
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 4/01/20		1,510	1,662,154
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20		9,500	9,262,500
Energy XXI Gulf Coast, Inc.,
7.75%, 6/15/19		5,000	4,525,000
Enterprise Products Operating LLC:
6.30%, 9/15/17		2,775	3,221,292
5.20%, 9/01/20		5,405	5,942,830
First Data Corp.:
7.38%, 6/15/19(b)		3,415	3,030,812
8.25%, 1/15/21(b)		2,000	1,580,000
12.63%, 1/15/21(b)		3,455	2,556,700
Ford Motor Credit Co. LLC,
7.00%, 4/15/15		5,110	5,365,500
Forest Oil Corp.,
8.50%, 2/15/14		2,220	2,347,650
Frac Tech Services LLC/Frac Tech Finance, Inc.,
7.13%, 11/15/18(b)		5,000	5,075,000
The Goldman Sachs Group, Inc.,
3.63%, 2/07/16		1,500	1,460,362
Harrah’s Operating Co., Inc.,
11.25%, 6/01/17		5,000	5,043,750
Hartford Financial Services Group, Inc.,
6.00%, 1/15/19		2,725	2,737,764
HCA, Inc.,
6.50%, 2/15/20		8,000	7,820,000
Huntington Ingalls Industries, Inc.,
7.13%, 3/15/21(b)		5,000	4,637,500
International Paper Co.,
5.30%, 4/01/15		385	408,508
Jarden Corp.,
8.00%, 5/01/16		5,000	5,281,250

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	15

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (continued)
Jersey Central Power & Light Co.,
7.35%, 2/01/19	USD	1,525	$1,943,347
JPMorgan Chase & Co.:
3.15%, 7/05/16		2,356	2,340,700
3.88%, 9/23/20	EUR	2,000	2,526,531
4.63%, 5/10/21	USD	18,000	18,401,328
KeySpan Gas East Corp.,
5.82%, 4/01/41(b)		10,000	12,141,980
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		1,825	2,077,027
6.55%, 9/15/40		660	737,020
6.38%, 3/01/41		1,500	1,592,268
Kraft Foods, Inc.,
6.50%, 8/11/17		3,000	3,559,740
Level 3 Escrow, Inc.,
8.13%, 7/01/19(b)		7,765	6,862,319
Level 3 Financing, Inc.,
8.75%, 2/15/17		1,670	1,538,488
Macy’s Retail Holdings, Inc.,
5.90%, 12/01/16		7,510	8,242,405
MetroPCS Wireless, Inc.,
7.88%, 9/01/18		1,730	1,678,100
MGM Resorts International,
10.38%, 5/15/14		3,170	3,459,263
Momentive Performance Materials, Inc.,
12.50%, 6/15/14		5,000	5,100,000
Morgan Stanley:
6.00%, 5/13/14		10,000	10,126,900
5.50%, 7/28/21		16,804	15,564,823
NBCUniversal Media LLC,
4.38%, 4/01/21		5,675	5,828,997
The New York Times Co.,
6.63%, 12/15/16		10,000	9,950,000
Novus USA Trust, Series 2010-1,
1.54%, 11/18/11(b)(c)		7,420	7,369,596
Oracle Corp.,
5.38%, 7/15/40(b)		785	910,598
Pioneer Natural Resources Co.,
6.88%, 5/01/18		2,100	2,254,119
Plains Exploration & Production Co.:
7.75%, 6/15/15		3,750	3,862,500
10.00%, 3/01/16		4,590	4,980,150
The PMI Group, Inc.,
6.00%, 9/15/16		2,171	759,850
Premier Oil,
5.00%, 5/10/18		12,700	13,335,000
Pride International, Inc.,
6.88%, 8/15/20		1,405	1,621,207
Prudential Financial, Inc.,
7.38%, 11/15/20		7,510	8,800,210
Qwest Communications International, Inc.:
8.00%, 10/01/15		3,189	3,316,560
7.13%, 4/01/18		1,521	1,490,580
Qwest Corp.:
7.63%, 6/15/15		1,161	1,242,270
8.38%, 5/01/16		1,239	1,359,803
6.50%, 6/01/17		625	645,313
Radian Group, Inc.:
5.63%, 2/15/13		3,270	2,468,850
5.38%, 6/15/15		4,975	2,985,000
Range Resources Corp.,
5.75%, 6/01/21		835	866,313
Realogy Corp.,
7.88%, 2/15/19(b)		4,265	3,220,075
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19(b)		7,125	6,875,625
6.88%, 2/15/21(b)		1,730	1,557,000
Rockies Express Pipeline LLC:
3.90%, 4/15/15(b)		1,124	1,152,006
6.85%, 7/15/18(b)		1,876	1,971,168
RSC Equipment Rental, Inc./RSC Holdings III LLC,
10.00%, 7/15/17(b)		2,500	2,625,006
SLM Corp.,
6.25%, 1/25/16		2,698	2,648,179
Sprint Capital Corp.,
6.88%, 11/15/28		4,560	3,408,600
Time Warner Cable, Inc.,
5.50%, 9/01/41		3,870	3,825,135
TMX Finance LLC/TitleMax Finance Corp.:
13.25%, 7/15/15		1,000	1,075,000
13.25%, 7/15/15(b)		1,500	1,612,500
Valero Energy Corp.,
6.13%, 2/01/20		3,000	3,328,911
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 6/01/21		1,915	1,839,116
Verizon Communications, Inc.,
6.40%, 2/15/38		3,368	4,128,232
WEA Finance LLC,
4.63%, 5/10/21(b)		1,900	1,814,310
Western Gas Partners LP,
5.38%, 6/01/21		4,995	5,011,434
The Williams Cos., Inc., Senior Unsecured Notes,
7.88%, 9/01/21		3,750	4,445,681
Williams Partners LP,
4.13%, 11/15/20		7,740	7,679,945
Yum! Brands, Inc.:
6.25%, 4/15/16		1,645	1,926,117
5.30%, 9/15/19		1,087	1,227,447

			488,114,869

Total Corporate Bonds – 25.3%			739,509,603

Exchange-Traded Funds – 0.1%	Shares
iShares JPMorgan USD Emerging Markets Bond Fund(a)		35,500	3,742,765

Floating Rate Loan Interests(c)	Par (000)
United States – 1.9%
Avaya, Inc., Term B-1 Loan,
2.75%, 10/24/14	USD	329	295,781
Caesar’s Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-1 Loan,
3.25%, 1/28/15		4,975	4,138,941
Coinmach Service Corp., Term Loan,
3.19% - 3.26%, 11/14/14		990	844,724
Del Monte Foods Co., Initial Term Loan,
3.31%, 3/08/18		1,496	1,387,772
Dynegy Gas Co., Term Loan B,
0.00%, 7/25/16		3,557	3,490,477
Dynegy Midwest Generation LLC, Term Loan B,
0.00%, 7/25/16		1,943	1,882,254
First Data Corp.: 2018 Dollar Term Loan,
4.19%, 3/24/18		2,545	2,056,112
Non Extending B-2 Term Loan,
2.94%, 9/24/14		271	234,780
Goodman Global, Inc., Initial Term Loan (First Lien),
5.75%, 10/28/16		1,396	1,377,931
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan,
5.25%, 4/02/18		8,703	8,289,786
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Consolidated Term Loan,
4.75%, 8/04/16		2,481	2,360,240
iStar Financial, Inc., Tranche A-1 Loan,
5.00%, 6/28/13		2,153	2,075,066
Laureate Education, Inc.: Closing Date Term Loan,
3.54%, 8/15/14		1,291	1,185,784
Extended Term Loan,
5.25%, 6/15/18		193	172,220
Level 3 Communications, Inc., Term B-2 Loan,
0.00%, 9/01/18		6,050	5,727,353
Level 3 Financing, Inc., Tranche A Term Loan,
2.53%, 3/13/14		1,000	931,000
Nuveen Investments, Inc., Extended First-Lien Term Loan,
5.80%, 5/13/17		539	497,619
Pierre Foods, Inc., Loan (First Lien),
7.00%, 9/30/16		1,485	1,446,479

16	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(c)	Par (000)		Value
United States (concluded)
Realogy Corp.: Extended Synthetic Commitment,
0.04% - 4.40%, 10/10/16	USD	171	$137,899
Extended Term B Loan,
4.56%, 10/10/16		2,874	2,322,707
Reynolds Group Holdings, Term C Loan,
0.00%, 8/15/18		2,500	2,422,225
Sequa Corp., Term Loan,
3.25%, 12/03/14		1,000	939,500
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan,
5.50%, 5/10/17		2,500	2,160,000
Terex Corp., Term B Loan,
0.00%, 7/06/17		1,000	980,250
Toys ’R’ Us-Delaware, Inc., Initial Loan,
6.00%, 9/01/16		995	952,688
U.S. Foodservice, Inc.: Term Loan 2011,
5.75%, 3/31/17		82	76,093
Term Loan,
2.50%, 7/03/14		990	901,218
UPC Financing Partnership, Facility U,
4.00%, 12/31/17	EUR	725	881,784
VML U.S. Finance LLC (AKA Venetian Macau): Term B Delayed Draw Project Loan,
4.69%, 5/25/12	USD	719	713,103
Term B Funded Project Loan,
4.69%, 5/27/13		1,245	1,234,567
Vodafone Americas Finance 2, Inc., Initial Loan,
6.88%, 7/11/16		5,000	5,025,000

Total Floating Rate Loan Interests – 1.9%			57,141,353

Foreign Agency Obligations
Brazil – 0.4%
Petrobras International Finance Co.:
3.88%, 1/27/16		5,420	5,376,640
5.88%, 3/01/18		4,800	4,998,576
5.75%, 1/20/20		410	425,580

			10,800,796

Canada – 1.1%
CDP Financial, Inc.,
3.00%, 11/25/14(b)		2,000	2,090,498
Hydro Quebec:
9.40%, 2/01/21		3,030	4,647,075
8.40%, 1/15/22		3,800	5,564,097
8.05%, 7/07/24		14,670	21,821,126

			34,122,796

Germany – 0.2%
Kreditanstalt fuer Wiederaufbau,
2.00%, 6/01/16		5,015	5,205,730

India – 0.2%
Bank of India,
6.25%, 2/16/21		5,000	4,888,765

Japan – 0.1%
Japan Finance Corp.,
1.88%, 9/24/15		2,340	2,371,773

Luxembourg – 0.0%
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17		1,370	1,349,450

South Korea – 0.3%
National Agricultural Cooperative Federation,
3.50%, 2/08/17(b)		8,500	8,120,254

Total Foreign Agency Obligations – 2.3%			66,859,564

Foreign Government Obligations
Belgium – 0.2%
Belgium Government Bond,
3.50%, 6/28/17	EUR	5,120	6,959,650

Brazil – 0.1%
Federative Republic of Brazil,
7.13%, 1/20/37	USD	2,250	2,874,375

Greece – 0.0%
Hellenic Republic Government Bond:
4.60%, 5/20/13		800	495,277
3.60%, 7/20/16		800	430,755

			926,032

Indonesia – 0.2%
Republic of Indonesia,
4.88%, 5/05/21		5,152	5,203,520

Italy – 1.0%
Italy Buoni Poliennali Del Tesoro,
4.75%, 9/01/21	EUR	23,475	29,735,860

Mexico – 0.3%
United Mexican States:
5.63%, 1/15/17	USD	130	144,820
5.13%, 1/15/20		6,460	6,992,950

			7,137,770

Peru – 0.0%
Republic of Peru,
6.55%, 3/14/37		1,080	1,252,800

Poland – 0.4%
Poland Government International Bond:
6.38%, 7/15/19		1,350	1,485,000
5.13%, 4/21/21		9,955	9,930,113

			11,415,113

Russia – 0.7%
Russia Federation,
7.50%, 3/31/30(e)		16,932	19,026,571

South Africa – 0.2%
Republic of South Africa,
5.50%, 3/09/20		5,490	6,004,687

Turkey – 0.5%
Republic of Turkey:
7.00%, 3/11/19		2,840	3,180,800
5.63%, 3/30/21		12,075	12,346,687

			15,527,487

Total Foreign Government Obligations – 3.6%			106,063,865

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	17

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations – 5.7%
United States – 5.7%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21,
5.69%, 3/25/37(c)	USD	179	$156,390
American Home Mortgage Investment Trust:
Series 2005-4, Class 5A 2.23%, 11/25/45(c)		2,118	1,464,682
Series 2006-1, Class 2A3, 2.23%, 12/25/35(c)		3,756	2,283,409
Banc of America Funding Corp., Series 2005-H, Class 2A1,
2.95%, 11/20/35(c)		622	395,925
Banc of America Mortgage Securities, Inc., Series 2006-B, Class 3A1,
6.12%, 11/20/36(c)		1,953	1,484,612
BCAP LLC Trust:
Series 2010-RR11, Class 4A1, 5.54%, 3/27/47(b)(c)		9,853	8,867,854
Series 2010-RR2, Class 1A1, 2.93%, 12/26/13(b)(c)		9,890	7,862,728
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2005-1, Class 4A1, 5.24%, 3/25/35(c)		869	772,886
Series 2005-12, Class 23A1, 5.65%, 2/25/36(c)		12,842	7,591,383
Series 2007-4, Class 22A1 5.70%, 6/25/47(c)		1,888	1,433,788
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1,
2.66%, 10/25/35(c)		913	716,806
Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 1A1, 5.50%, 11/25/35		4,545	3,426,393
Series 2006-25CB, Class A2, 6.00%, 10/25/36		428	304,699
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37		1,450	1,035,188
Series 2006-43CB, Class 1A7, 6.00%, 2/25/37		911	584,868
Series 2006-4CB, Class 2A3, 5.50%, 4/25/36		128	106,224
Series 2006-OA10, Class 1A1, 1.21%, 8/25/46(c)		4,131	2,228,790
Series 2006-OA21, Class A1, 0.42%, 3/20/47(c)		15,168	7,562,700
Series 2007-25, Class 2A1, 6.00%, 11/25/22		814	749,230
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37		1,208	817,600
Series 2007-HY5R, Class 2A1A, 5.54%, 3/25/47(c)		1,983	1,932,860
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-1, Class A2, 6.00%, 3/25/36		540	442,092
Series 2006-10, Class 1A4, 0.72%, 5/25/36(c)		3,078	2,170,224
Series 2006-17, Class A6, 6.00%, 12/25/36		3,484	3,010,331
Series 2006-6, Class A1, 6.00%, 4/25/36		861	790,152
Series 2007-10, Class A22, 6.00%, 7/25/37		944	732,634
Series 2007-11, Class A1, 6.00%, 8/25/37		2,313	1,917,256
Credit Suisse Mortgage Capital Certificates:
Series 2006-3, Class 4A3, 5.50%, 4/25/36		3,158	2,872,390
Series 2006-5, Class 3A3, 6.50%, 6/25/36		6,735	3,713,616
Series 2006-8, Class 3A1, 6.00%, 10/25/21		2,085	1,704,964
Series 2010-20R, Class 9A1, 3.06%, 1/27/36(b)(c)		3,745	3,586,043
Series 2011-2R, Class 1A1, 4.96%, 3/27/37(b)(c)		4,446	4,113,620
Series 2011-2R, Class 2A1, 2.73%, 7/27/36(b)(c)		6,161	5,975,097
Series 2011-4R, Class 5A1, 5.37%, 5/27/36(b)(c)		7,902	7,269,782
Series 2011-4R, Class 6A1, 2.71%, 5/27/36(b)(c)		4,277	3,828,148
Series 2011-5R, Class 1A1, 6.16%, 7/25/36		4,859	4,379,093
Series 2011-5R, Class 2A1, 4.74%, 8/25/46		9,905	8,480,605
Series 2011-5R, Class 3A1, 5.88%, 9/20/37		3,721	3,562,774
Series 2011-6R, Class 5A1, 2.99%, 9/28/36(b)(c)		6,873	6,048,247
Series 2011-6R, Class 6A1, 2.99%, 8/28/36(b)(c)		6,876	6,128,382
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1,
2.25%, 9/25/35(c)		4,991	3,277,139
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1,
5.11%, 6/19/35(c)		4,635	4,281,529
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.91%, 1/25/35(c)		4,131	3,665,183
Series 2005-AR2, Class 2A1, 2.73%, 4/25/35(c)		2,362	1,973,356
Series 2007-4F, Class 1A1, 5.00%, 7/25/37		1,607	1,395,825
Harborview Mortgage Loan Trust:
Series 2005-8, Class 1A2A, 0.56%, 9/19/35(c)		544	328,598
Series 2006-11, Class A1A, 0.40%, 12/19/36(c)		558	288,261
IndyMac INDA Mortgage Loan Trust:
Series 2006-AR2, Class 4A1, 5.46%, 9/25/36(c)		6,848	4,944,060
Series 2007-AR7, Class 1A1, 5.79%, 9/25/37(c)		5,812	4,400,435
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		2,052	1,939,760

18	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
United States (concluded)
Series 2007-A1, Class 4A1, 2.78%, 7/25/35(c)	USD	451	$396,685
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		2,118	1,975,798
Series 2007-S1, Class 2A22 5.75%, 3/25/37		2,213	1,913,512
Merrill Lynch Mortgage Investors, Inc., Series 2005-A7, Class 2A1,
5.29%, 9/25/35(c)		468	401,090
Residential Funding Mortgage Securities I, Series 2007-S6, Class 1A16,
6.00%, 6/25/37		2,343	1,819,941
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1,
2.63%, 5/25/35(c)		3,631	2,378,872
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3,
0.42%, 7/25/36(c)		7,972	3,870,413
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A,
1.01%, 5/25/47(c)		880	528,332
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB,
6.00%, 3/25/36		4,494	2,977,434
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2, Class 3A1, 4.86%, 3/25/35(c)		473	434,275
Series 2006-AR18, Class 2A1, 5.40%, 11/25/36(c)		1,670	1,268,448

			166,963,411

Commercial Mortgage-Backed Securities – 5.6%
United Kingdom – 0.1%
Titan Europe Plc/Ireland, Series 2006-4FSX, Class A1,
4.86%, 9/03/14(c)	GBP	717	1,034,300

United States – 5.5%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ,
5.96%, 5/10/45(c)	USD	2,000	1,637,236
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2005-3, Class A2, 4.50%, 7/10/43		1,047	1,046,393
Series 2006-1, Class AM, 5.42%, 9/10/45(c)		6,850	6,862,426
Series 2006-4, Class AM, 5.68%, 8/10/16		1,700	1,586,039
Series 2007-3, Class A2, 5.80%, 7/10/12(c)		2,577	2,611,466
BCP, Series 2011-RR9, Class 7A1,
5.19%, 4/26/37		27,329	24,903,551
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM,
5.45%, 12/15/15(c)		220	209,787
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48		890	935,762
Series 2007-CD4, Class A4, 5.32%, 3/11/12		8,380	8,638,112
Series 2007-CD5, Class A4, 5.89%, 8/15/17(c)		1,250	1,340,796
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ,
4.77%, 7/15/37		3,640	3,195,713
Credit Suisse Mortgage Capital Certificates:
Series 2007-C2, Class A2, 5.45%, 1/15/49(c)		465	466,757
Series 2007-C3, Class A2, 5.90%, 6/15/39(c)		388	392,448
Series 2010-RR1, Class 2A, 5.70%, 7/15/17(b)(c)		4,285	4,749,961
Series 2010-RR2, Class 2A, 5.99%, 6/15/17(b)(c)		4,720	5,201,001
DBUBS Mortgage Trust, Series 2011-LC2A, Class C,
5.63%, 5/10/21(b)		5,000	4,195,915
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1,
0.72%, 2/25/35(c)		278	201,337
Extended Stay America Trust:
Series 2010-ESHA, Class B, 4.22%, 11/05/15(b)		2,700	2,595,324
Series 2010-ESHA, Class D, 5.50%, 11/05/15(b)		3,060	2,877,811
GE Capital Commercial Mortgage Corp.:
Series 2005-C3, Series A7B, 5.04%, 7/10/45(c)		2,250	2,296,276
Series 2007-C1, Class A2, 5.42%, 12/10/49		3,617	3,635,862
Series 2007-C1, Class AAB, 5.48%, 12/10/49		1,856	1,958,785
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AM, 6.07%, 6/10/16(c)		1,820	1,701,833
Series 2007-GG11, Class A2, 5.60%, 7/10/13		1,000	1,028,037
GS Mortgage Securities Corp. II, Series 2010-C2, Class C,
5.40%, 12/10/20(b)		3,200	2,724,653
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 8/15/14		6,400	6,778,182
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		3,550	2,528,143
Series 2007-CB18, Class A3, 5.45%, 7/12/16		3,145	3,256,173
Series 2007-LD11, Class A2, 5.99%, 7/15/12(c)		500	507,350
LB-UBS Commercial Mortgage Trust:
Series 2004-C8, Class C, 4.93%, 12/15/39(c)		6,000	5,797,146
Series 2007-C7, Class A3, 5.87%, 9/15/45(c)		2,600	2,788,794
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30(b)(c)		1,950	2,030,728
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		2,000	2,115,380
Series 2007-HQ12, Class A2FL, 0.48%, 6/12/12(c)		2,720	2,570,167
Series 2007-HQ12, Class A2FX, 5.77%, 6/12/12(c)		5,440	5,550,349
Series 2007-IQ15, Class A2, 6.04%, 8/11/12(c)		150	152,668
Morgan Stanley Reremic Trust:
Series 2009-IO, Class B, 7.26%, 11/17/14(b)(f)		11,600	9,280,000
Series 2010-GG10, Class A4A, 5.98%, 8/15/45(b)(c)		6,485	7,072,586
Series 2011-IO, Class A, 2.50%, 1/23/14(b)		2,667	2,660,077

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	19

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
United States (concluded)
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class F,
5.56%, 2/11/36(b)(c)	USD	3,000	$2,644,878
RBSCF Trust:
Series 2010-MB1, Class C, 4.83%, 4/15/15(b)(c)		2,000	1,943,060
Series 2010-RR3, Class WBTA, 6.10%, 4/16/17(b)(c)		1,050	1,164,571
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C33, Class A3, 6.10%, 7/15/14(c)		6,500	6,801,535
Series 2007-C33, Class A4, 6.10%, 7/15/17(c)		5,140	5,413,052
Series 2007-C34, Class A3, 5.68%, 7/15/17		3,400	3,610,644

			161,658,764

Total Non-Agency Mortgage-Backed Securities – 11.3%			329,656,475

Preferred Securities
Capital Trusts
Ireland – 0.1%
XL Group Plc,
6.50%(c)(g)		4,960	3,893,600

Jersey – 0.2%
Swiss Re Capital I LP,
6.85%(b)(c)(g)		5,040	4,583,779

United Kingdom – 0.0%
Barclays Bank Plc,
5.93%(b)(c)(g)		1,170	865,800

United States – 0.6%
ABN AMRO North American Holding Preferred Capital Repackage Trust I,
6.52%(b)(c)(g)		5,155	3,814,700
American International Group, Inc.,
8.18%, 5/15/58(c)		640	564,800
Capital One Capital V,
10.25%, 8/15/39		1,630	1,654,450
Credit Suisse AG/Guernsey,
5.86%(c)(g)		4,498	3,530,930
Fifth Third Capital Trust IV,
6.50%, 4/15/37(c)		3,380	3,211,338
JPMorgan Chase Capital XXV,
6.80%, 10/01/37		1,615	1,620,869
Liberty Mutual Group, Inc.,
10.75%, 6/15/58(b)(c)		500	595,000
Metlife Capital Trust IV,
7.88%, 12/15/67(b)		1,035	1,019,475
State Street Capital Trust IV,
1.35%, 6/01/37(c)		380	260,373
SunTrust Capital VIII,
6.10%, 12/15/36(c)		320	316,800
UBS Preferred Funding Trust V,
6.24%(c)(g)		325	241,313
Wachovia Capital Trust III,
5.57%(c)(g)		320	262,400

			17,092,448

Total Capital Trusts – 0.9%			26,435,627

Preferred Stocks	Shares
United States – 0.3%
Citigroup Capital XIII,
7.88%		91,321	2,411,788
Fannie Mae,
7.75%		50,000	94,950
Freddie Mac,
0.05%		60,000	120,000
GMAC Capital Trust I,
0.05%		266,900	4,870,925

Total Preferred Stocks – 0.3%			7,497,663

Total Preferred Securities – 1.2%			33,933,290

Taxable Municipal Bonds	Par (000)
Allegheny County Hospital Development Authority,
5.00%, 11/15/17	USD	5,000	4,851,250
Allegheny County Hospital Development Authority Health System RB, West Penn, Series A,
5.00%, 11/15/13		5,000	5,061,650
California Health Facilities Financing Authority,
5.00%, 11/15/34		5,000	4,986,100
City of Port St Lucie FL Utility System Revenue,
5.00%, 9/01/36		13,000	13,282,750
County of King WA Sewer Revenue,
5.13%, 1/01/41		10,000	10,897,000
County of Wayne, MI GO,
5.00%, 9/15/13		5,000	5,025,700
Harris County Metropolitan Transit Authority,
5.00%, 11/01/41		15,000	16,364,550
Long Island Power Authority,
5.00%, 5/01/38		10,000	10,408,800
New York City Municipal Water Finance Authority,
5.00%, 6/15/44		20,000	21,544,800
New York State Dormitory Authority,
5.00%, 5/01/41		15,610	15,799,037
Port Authority of New York & New Jersey,
5.00%, 7/15/39		10,000	10,749,800
State of California,
5.00%, 4/01/38		25,000	25,527,250
West Virginia University,
5.00%, 10/01/36		10,000	10,817,700

Total Taxable Municipal Bonds – 5.3%			155,316,387

U.S. Government Sponsored Agency Securities
Agency Obligations – 0.2%
Fannie Mae,
3.44%, 10/09/19(c)(f)(h)		7,230	5,497,309
Collateralized Mortgage Obligations – 0.2%
Freddie Mac, Series K013, Class A2,
3.97%, 1/25/21(c)		1,240	1,354,901
Ginnie Mae, Series 2009-63, Class AC,
4.18%, 1/16/38		3,135	3,333,844

			4,688,745

Interest Only Collateralized Mortgage Obligations – 1.1%
Fannie Mae:
Series 2007-39, Class EI, 6.52%, 5/25/37		22,567	4,183,333
Series 2011-41, Class SB, 6.35%, 5/25/41		28,329	4,071,287
Freddie Mac:
Series 3443, Class SE, 5.50%, 3/15/37		25,672	2,989,684
Series 3309, Class SG, 5.84%, 4/15/37		28,170	3,541,584
Series 3908, Class XS, 6.22%, 6/15/39		58,559	8,198,304
Series 3872, Class SL, 5.72%, 6/15/41		50,254	5,872,363
Ginnie Mae, Series 2011-71, Class IK,
0.00%, 4/16/39		26,062	4,497,119

			33,353,674

Mortgage-Backed Securities – 85.1%
Fannie Mae Mortgage-Backed Securities:
4.00%, 3/01/26-10/01/41(i)		338,310	357,371,251
3.50%, 10/01/26-10/01/41(i)		312,500	321,348,437
4.50%, 10/01/40-10/01/41(i)		937,431	995,195,075
5.00%, 10/01/41(i)		398,000	427,974,375
5.50%, 10/01/41(i)		214,200	232,407,000

20	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
4.00%, 6/01/26-12/01/40	USD	147,347	$155,168,033
4.50%, 10/01/41(i)		1,600	1,692,000

			2,491,156,171

Total U.S. Government Sponsored Agency Securities – 86.6%			2,534,695,899

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.38%, 5/15/41(j)		4,100	5,296,708
3.75%, 8/15/41		11,850	13,796,007
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/16		14,360	15,187,092
0.63%, 7/15/21		7,055	7,381,918
1.75%, 1/15/28		8,670	10,832,085
U.S. Treasury Notes:
0.13%, 8/31/13		47,375	47,258,410
0.25%, 9/15/14		5,105	5,079,883
1.00%, 8/31/16		353,485	354,368,713
1.50%, 8/31/18		62,460	62,762,556
1.38%, 9/30/18		14,250	14,180,973
2.13%, 8/15/21		145,800	148,374,828

Total U.S. Treasury Obligations – 23.4%			684,519,173

Total Long-Term Investments (Cost – $5,238,913,028) – 176.6%			5,171,011,469

Short-Term Securities
Borrowed Bond Agreements – 4.5%
Barclays Bank Plc:
(0.50%), Open	EUR	1,170	1,567,922
(0.05%), Open	USD	5,756	5,756,250
(0.05%), Open		2,716	2,715,625
(0.05%), Open		5,175	5,175,000
(0.05%), Open		2,925	2,925,000
0.00%, Open		5,938	5,937,500
(0.05%), Open		2,619	2,618,750
(0.05%), Open		5,350	5,350,000
(0.05%), Open		5,119	5,118,750
(0.05%), Open		5,531	5,531,250
(0.05%), Open		2,700	2,700,000
0.15%, Open	EUR	1,302	1,744,236
0.30%, Open		5,126	6,867,539
0.35%, Open		1,299	1,740,692
0.38%, Open		1,896	2,539,489
0.45%, 10/13/11		23,925	32,053,429
0.45%, Open		1,273	1,706,026
0.65%, Open		2,336	3,129,078
1.25%, Open		4,101	5,494,601
1.25%, Open		2,065	2,766,638
Citibank, N.A.:
(0.25%), Open		1,358	1,819,124
0.60%, 10/12/11		10,995	14,730,594
Credit Suisse International,
0.15%, Open		687	920,657
Deutsche Bank AG,
0.00%, Open	USD	6,050	6,050,000
UBS AG,
0.75%, Open	EUR	4,029	5,397,369

			132,355,519

	Shares
Money Market Funds – 14.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09%(k)		416,483,359	416,483,359

Total Short-Term Securities (Cost – $552,836,114) – 18.8%			548,838,878

Options Purchased	Contracts
Exchange-Traded Call Options Purchased – 0.0%
SPDR S&P 500 ETF Trust, Strike Price USD 120, Expires 10/22/11		450	57,375
U.S. Treasury Notes (10 Year), Strike Price USD 131, Expires 11/25/11		497	473,703
U.S. Treasury Notes (10 Year), Strike Price USD 134, Expires 11/25/11		497	100,953

			632,031

Exchange-Traded Put Options Purchased – 0.1%
AMR Corp., Strike Price USD 3, Expires 11/19/11		3,350	127,300
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 99.25, Expires 3/16/12		3,474	825,075
GBP Sterling (1 Year) Mid-Curve, Strike Price USD 97.125, Expires 12/21/11		5,000	–
iShares Russell 2000 Index Fund, Strike Price USD 62, Expires 10/22/11		1,100	261,250
MBIA Inc., Strike Price USD 7, Expires 10/22/11		3,200	185,600
Morgan Stanley, Strike Price USD 14, Expires 10/22/11		700	113,750
Powershares QQQ Trust Series 1, Strike Price USD 53, Expires 10/22/11		500	127,750
SPDR S&P 500 ETF Trust, Strike Price USD 110, Expires 10/22/11		500	164,750
Valero Energy Corp., Strike Price USD 19, Expires 11/19/11		1,000	244,000

			2,049,475

Options Purchased	Notional Amount (000)
Over-the-Counter Call Options Purchased – 0.1%
EUR Currency, Strike Price DKK 7.60, Expires 3/13/12, Broker Bank of America, N.A.	EUR	43,500	14,745
HKD Currency, Strike Price USD 7.30, Expires 11/10/11, Broker Citibank, N.A.	HKD	134,607	17
HKD Currency, Strike Price USD 7.70, Expires 11/10/11, Broker HSBC Securities, Inc.		89,607	4,027
HKD Currency, Strike Price USD 7.70, Expires 11/10/11, Broker HSBC Securities, Inc.		45,000	2,022
USD Currency, Strike Price AUD 0.92, Expires 11/18/11, Broker Goldman Sachs & Co.	USD	15,770	236,708
USD Currency, Strike Price AUD 0.92, Expires 11/18/11, Broker UBS AG		7,885	118,354
USD Currency, Strike Price CAD 1.07, Expires 11/10/11, Broker Royal Bank of Scotland Plc		4,100	43,009
USD Currency, Strike Price CAD 1.07, Expires 11/18/11, Broker Goldman Sachs & Co.		7,885	100,534
USD Currency, Strike Price CAD 1.07, Expires 11/18/11, Broker UBS AG		3,945	50,259
USD Currency, Strike Price EUR 1.31, Expires 11/18/11, Broker Goldman Sachs & Co.		31,535	468,295

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	21

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Options Purchased (concluded)
USD Currency, Strike Price EUR 1.31, Expires 11/18/11, Broker UBS AG	USD	15,770	$234,185
USD Currency, Strike Price GBP 1.54, Expires 11/18/11, Broker Deutsche Bank AG		49,040	610,548
USD Currency, Strike Price GBP 1.54, Expires 11/18/11, Broker Goldman Sachs & Co.		23,655	294,505
USD Currency, Strike Price GBP 1.54, Expires 11/18/11, Broker UBS AG		11,810	147,035

			2,324,243

Over-the-Counter Put Options Purchased – 0.4%
EUR Currency, Strike Price GBP 0.84, Expires 10/13/11, Broker Deutsche Bank AG	EUR	4,800	11,961
EUR Currency, Strike Price GBP 0.86, Expires 10/14/11, Broker UBS AG		6,000	49,999
AUD Currency, Strike Price USD 0.90, Expires 11/11/11, Broker Royal Bank of Scotland Plc	AUD	3,000	26,244
EUR Currency, Strike Price USD 1.38, Expires 10/14/11, Broker JPMorgan Chase Bank, N.A.	EUR	3,600	154,966
EUR Currency, Strike Price USD 1.41, Expires 11/16/11, Broker Deutsche Bank AG		150,000	11,318,176

			11,561,346

Over-the-Counter Call Swaptions Purchased – 0.4%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	37,500	828,151
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Bank of America, N.A.		15,700	195,598
Receive a fixed rate of 1.900% and pay a floating rate based on 3-month LIBOR, Expires 12/23/11, Broker Citibank, N.A.		39,200	337,963
Receive a fixed rate of 3.150% and pay a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		10,300	888,039
Receive a fixed rate of 3.515% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.		37,100	4,260,126
Receive a fixed rate of 3.535% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank, N.A.		22,000	2,773,373
Receive a fixed rate of 3.660% and pay a floating rate based on 3-month LIBOR, Expires 6/29/12, Broker The Bank of New York Mellon Corp.		9,100	1,148,076
Receive a fixed rate of 3.993% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		6,000	827,625

			11,258,951

Over-the-Counter Put Swaptions Purchased – 0.0%
Bought credit default protection on Dow Jones CDX North American Investment Grade CDS Index Series 17 Volume 1, Strike Price USD 130.00, Expires 3/21/12, Broker BNP Paribas SA		25,000	295,000
Pay a fixed rate of 0.950% and receive a floating rate based on 3-month LIBOR, Expires 8/15/12, Broker Deutsche Bank AG		160,000	448,736
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		37,500	3,536
Pay a fixed rate of 2.300% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas SA		66,900	7
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		21,300	387
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Bank of America, N.A.		49,600	433,811
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 12/09/11, Broker Morgan Stanley Capital Services, Inc.		25,000	38,384
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Morgan Stanley Capital Services, Inc.		59,500	387,670
Pay a fixed rate of 3.515% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.		37,100	225,440
Pay a fixed rate of 3.535% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank, N.A.		22,000	3,133
Pay a fixed rate of 3.660% and receive a floating rate based on 3-month LIBOR, Expires 6/29/12, Broker The Bank of New York Mellon Corp.		9,100	48,136
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Credit Suisse International		73,400	7
Pay a fixed rate of 3.993% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		6,000	84,055

			1,968,302

Total Options Purchased (Cost – $19,094,298) – 1.0%			29,794,348

Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds (Cost – $5,810,843,440*) – 196.4%			5,749,644,695

TBA Sale Commitments(i)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.50%, 10/01/26-10/01/41		144,200	(148,674,718)
4.00%, 10/01/26		125,300	(132,034,875)
4.00%, 10/01/41		311,700	(326,700,563)
4.50%, 10/01/41		636,771	(675,375,154)
5.00%, 10/01/41		541,600	(582,389,250)

22	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments(i)	Par (000)		Value
5.50%, 10/01/41	USD	214,200	$(232,407,000)
Freddie Mac Mortgage-Backed Securities,
4.00%, 10/01/26-10/01/41		163,000	(170,674,187)

Total TBA Sale Commitments (Proceeds – $2,270,798,607) – (77.5)%			(2,268,255,747)

Options Written	Contracts
Exchange-Traded Call Options Written – (0.0)%
U.S. Treasury Notes (10 Year), Strike Price USD 132, Expires 11/25/11		497	(295,094)
U.S. Treasury Notes (10 Year), Strike Price USD 133, Expires 11/25/11		497	(178,609)

			(473,703)

Options Written	Notional Amount (000)
Over-the-Counter Call Options Written – (0.0)%
HKD Currency, Strike Price USD 7.30, Expires 11/10/11, Broker HSBC Securities, Inc.	HKD	89,607	(11)
HKD Currency, Strike Price USD 7.30, Expires 11/10/11, Broker HSBC Securities, Inc.		45,000	(6)
HKD Currency, Strike Price USD 7.70, Expires 11/10/11, Broker Citibank, N.A.		134,607	(6,050)
USD Currency, Strike Price CAD 1.07, Expires 11/11/11, Broker Goldman Sachs Bank USA	USD	4,100	(43,911)

			(49,978)

Over-the-Counter Put Options Written – (0.2)%
AUD Currency, Strike Price USD 0.90, Expires 11/11/11, Broker Deutsche Bank AG	AUD	3,000	(26,244)
EUR Currency, Strike Price USD 1.36, Expires 11/16/11, Broker Deutsche Bank AG	EUR	150,000	(6,111,252)

			(6,137,496)

Over-the-Counter Call Swaptions Written – (0.9)%
Bought credit default protection on Dow Jones CDX North American High Yield Index Series 16 Volume 1, Strike Price USD 98.00, Expires 12/23/11, Broker BNP Paribas SA	USD	15,000	(86,752)
Pay a fixed rate of 2.015% and receive a floating rate based on 3-month LIBOR, Expires 9/23/13, Broker Citibank, N.A.		15,000	(309,037)
Pay a fixed rate of 2.070% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		28,400	(800,047)
Pay a fixed rate of 2.650% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		10,300	(528,755)
Pay a fixed rate of 2.750% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America, N.A.		36,700	(2,088,374)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Citibank, N.A.		73,500	(5,109,441)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		10,300	(699,780)
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		18,800	(1,450,655)
Pay a fixed rate of 3.260% and receive a floating rate based on 3-month LIBOR, Expires 7/22/13, Broker Barclays Bank Plc		2,800	(179,997)
Pay a fixed rate of 3.880% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank, N.A.		50,000	(3,855,603)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		38,500	(5,847,420)
Pay a fixed rate of 3.963% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		15,400	(1,237,008)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		8,800	(1,310,246)
Pay a fixed rate of 4.470% and receive a floating rate based on 3-month LIBOR, Expires 12/17/12, Broker Deutsche Bank AG		23,200	(4,289,438)

			(27,792,553)

Over-the-Counter Put Swaptions Written – (0.1)%
Receive a fixed rate of 1.150% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America, N.A.		47,300	(3,396)
Receive a fixed rate of 2.015% and pay a floating rate based on 3-month LIBOR, Expires 9/23/13, Broker Citibank, N.A.		15,000	(418,152)
Receive a fixed rate of 2.050% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Citibank, N.A.		20,200	(81)
Receive a fixed rate of 2.050% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker JPMorgan Chase Bank, N.A.		27,500	(110)
Receive a fixed rate of 2.070% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		28,400	(2,079)
Receive a fixed rate of 3.260% and pay a floating rate based on 3-month LIBOR, Expires 7/22/13, Broker Barclays Bank Plc		2,800	(24,925)
Receive a fixed rate of 3.750% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America, N.A.		36,700	(1,949)
Receive a fixed rate of 3.880% and pay a floating rate based on 3-month LIBOR, Expires 06/09/14, Broker JPMorgan Chase Bank, N.A.		50,000	(617,025)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		38,500	(78,834)
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Citibank, N.A.		73,500	(1,636)
Receive a fixed rate of 3.963% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		15,400	(180,758)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		18,800	(2,283)

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	23

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG	USD	8,800	$(64,729)
Receive a fixed rate of 4.470% and pay a floating rate based on 3-month LIBOR, Expires 12/17/12, Broker Deutsche Bank AG		23,200	(109,610)
Sold credit default protection on Dow Jones CDX North American High Yield Index Series 16 Volume 1, Strike Price USD 82.00, Expires 12/21/11, Broker BNP Paribas SA		15,000	(276,675)
Sold credit default protection on Dow Jones CDX North American Investment Grade CDS Index Series 17 Volume 1, Strike Price USD 190.00, Expires 3/21/12, Broker BNP Paribas SA		50,000	(175,000)

			(1,957,242)

Total Options Written (Premiums Received – $18,191,912) – (1.2)%			(36,410,972)

Borrowed Bonds	Par (000)
Corporate Bonds – (2.2)%
Abbott Laboratories,
5.30%, 5/27/40		5,000	(5,958,055)
American Express Credit Corp.,
2.75%, 9/15/15		5,000	(5,024,540)
Apache Corp.,
3.63%, 2/01/21		5,000	(5,244,860)
Archer-Daniels-Midland Co.,
4.48%, 3/01/21		5,000	(5,611,585)
BNP Paribas SA,
5.43%, 9/07/17		3,240	(4,181,037)
General Electric Capital Corp.,
2.95%, 5/09/16		5,000	(5,011,030)
General Mills, Inc.,
5.65%, 2/15/19		5,000	(5,920,615)
KBC Internationale Financieringsmaatschappij NV,
5.00%, 3/16/16		1,250	(1,655,231)
Societe Generale SA,
6.13%, 8/20/18		4,000	(4,992,784)
Time Warner, Inc.,
3.15%, 7/15/15		2,500	(2,585,775)
4.75%, 3/29/21		2,500	(2,624,995)
UniCredit SpA,
3.95%, 2/01/16	EUR	550	(590,936)
Viacom, Inc.,
6.25%, 4/30/16	USD	2,500	(2,879,290)
4.50%, 3/01/21		2,500	(2,571,798)
Waste Management, Inc.,
4.75%, 6/30/20		5,000	(5,436,070)
Wells Fargo & Co.,
3.68%, 6/15/16		5,000	(5,203,130)

			(65,491,731)

Foreign Government Obligations – (2.1)%
Belgium Government Bond,
4.25%, 9/28/21	EUR	10,005	(14,058,150)
France Government Bond O.A.T.,
3.75%, 4/25/17		9,850	(14,447,529)
3.25%, 10/25/21		22,000	(31,107,300)
Portugal Obrigacoes do Tesouro OT,
4.20%, 10/15/16		750	(678,046)

			(60,291,025)

Total Borrowed Bonds (Proceeds – $128,018,446) – (4.3)%			(125,782,756)

Total Investments Net of TBA Sale Commitments, Options Written, and Borrowed Bonds – 113.4%			3,319,195,220
Liabilities in Excess of Other Assets – (13.4)%			(391,038,674)

Net Assets – 100.0%			$2,928,156,546

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,818,316,178

Gross unrealized appreciation	$42,306,901
Gross unrealized depreciation	(110,978,384)

Net unrealized depreciation	$(68,671,483)

24	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income
BlackRock Emerging Market Debt Portfolio, BlackRock Class	2,646,851	76,271		1,074,219	1,648,903	$16,637,433	$(255,283)	$715,378
BlackRock Floating Rate Income Portfolio, Institutional Class	5,675,577	5,006,683		28,289	10,653,971	$104,621,996	$(1,132)	$2,994,205
BlackRock High Yield Bond Portfolio, BlackRock Class	33,023,759	11,907,807		31,885,930	13,045,636	$93,145,838	$6,982,411	$8,302,141
BlackRock Liquidity Funds, TempFund, Institutional Class	12,007,571	404,475,788	**	–	416,483,359	$416,483,359	–	$53,279
iShares JPMorgan USD Emerging Markets Bond Fund	35,500	50,000		50,000	35,500	$3,742,765	$(131,474)	–
iShares MSCI Emerging Markets Index Fund	–	50,000		50,000	–	–	$(99,976)	–

**	Represents net shares purchased.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	All or a portion of security has been pledged as collateral in connection with swaps.

(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2011 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(32,024,344)	$(228,668)
Barclays Bank Plc	$(98,407,844)	$228,988
BNP Paribas	$8,416,875	$(30,906)
Citibank, N.A.	$(55,906,313)	$(369,000)
Credit Suisse International	$(16,285,406)	$1,165,922
Deutsche Bank AG	$101,017,344	$(121,457)
JPMorgan Chase Bank, N.A.	$(89,487,969)	$(805,219)
Morgan Stanley Capital Services, Inc.	$(34,086,269)	$160,395
Nomura Securities International, Inc.	$65,625	$28,125
Royal Bank of Scotland Plc	$(9,036,750)	$356,695
UBS AG	$(31,967,812)	$266,875
Wells Fargo & Co.	$(70,015,031)	$(543,562)

(j)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(k)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of September 30, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Deutsche Bank AG	0.03%	9/30/11	10/03/11	$354,811,456	$354,810,569
Credit Suisse International	0.00%	9/30/11	10/03/11	$99,068,344	99,068,344
Barclays Bank Plc	(0.10%)	8/31/11	11/15/11	$53,985,351	53,996,750

Total					$507,875,663

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	8,630,000	USD	11,692,804	Citibank, N.A.	10/03/11	$(130,794)
GBP	15,287,500	USD	23,848,485	Citibank, N.A.	10/07/11	(10,807)
USD	6,122,117	CAD	6,053,500	Citibank, N.A.	10/07/11	346,347
USD	722,989	GBP	464,000	Citibank, N.A.	10/07/11	(523)
USD	220,846	GBP	140,000	Citibank, N.A.	10/07/11	2,545
USD	2,667,759	GBP	1,700,000	Citibank, N.A.	10/07/11	16,962
USD	1,483,435	GBP	935,000	Citibank, N.A.	10/07/11	25,496
USD	2,609,452	GBP	1,609,000	Citibank, N.A.	10/07/11	100,551
USD	2,948,477	GBP	1,920,000	Royal Bank of Scotland Plc	10/07/11	(45,364)

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	25

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	935,158	GBP	609,000	Royal Bank of Scotland Plc	10/07/11	$(14,450)
USD	979,580	GBP	604,000	Royal Bank of Scotland Plc	10/07/11	37,768
USD	11,180,275	GBP	6,997,000	Royal Bank of Scotland Plc	10/07/11	269,909
USD	490,081	GBP	310,000	UBS AG	10/07/11	6,701
USD	4,015,805	SGD	4,948,500	Deutsche Bank AG	10/07/11	232,212
NZD	635,379	USD	513,815	Royal Bank of Scotland Plc	10/11/11	(29,819)
NZD	355,000	USD	305,655	UBS AG	10/11/11	(35,236)
USD	544,272	NZD	662,000	Deutsche Bank AG	10/11/11	39,998
USD	262,584	NZD	328,283	Royal Bank of Scotland Plc	10/11/11	12,516
EUR	10,000,000	USD	13,889,860	Royal Bank of Scotland Plc	10/26/11	(495,044)
EUR	11,000,000	USD	14,915,802	UBS AG	10/26/11	(181,505)
USD	1,714,914	EUR	1,265,000	Citibank, N.A.	10/26/11	20,470
USD	1,304,757	EUR	920,000	Citibank, N.A.	10/26/11	72,434
USD	11,689,861	EUR	8,630,000	Citibank, N.A.	10/26/11	130,136
USD	2,036,570	EUR	1,409,000	Citibank, N.A.	10/26/11	149,241
USD	4,098,249	EUR	2,878,000	Citibank, N.A.	10/26/11	243,221
USD	6,334,684	EUR	4,400,000	Citibank, N.A.	10/26/11	440,966
USD	8,514,454	EUR	5,933,000	Citibank, N.A.	10/26/11	567,310
USD	8,080,037	EUR	5,584,000	Citibank, N.A.	10/26/11	600,372
USD	11,692,028	EUR	8,112,000	Citibank, N.A.	10/26/11	826,154
USD	20,143,355	EUR	14,175,000	Citibank, N.A.	10/26/11	1,156,204
USD	48,355,750	EUR	33,731,000	Citibank, N.A.	10/26/11	3,173,697
USD	2,020,640	EUR	1,500,000	Deutsche Bank AG	10/26/11	11,417
USD	1,365,299	EUR	1,000,000	Deutsche Bank AG	10/26/11	25,817
USD	6,710,918	EUR	4,982,000	Deutsche Bank AG	10/26/11	37,621
USD	13,152,502	EUR	9,540,000	Deutsche Bank AG	10/26/11	373,848
USD	1,374,700	EUR	1,000,000	Royal Bank of Scotland Plc	10/26/11	35,218
USD	2,050,989	EUR	1,500,000	Royal Bank of Scotland Plc	10/26/11	41,767
USD	2,391,181	EUR	1,690,000	Royal Bank of Scotland Plc	10/26/11	127,457
USD	6,435,400	EUR	4,700,000	Royal Bank of Scotland Plc	10/26/11	139,837
USD	3,786,370	EUR	2,664,000	Royal Bank of Scotland Plc	10/26/11	217,991
USD	3,933,347	EUR	2,768,000	Royal Bank of Scotland Plc	10/26/11	225,662
USD	5,316,107	EUR	3,763,000	Royal Bank of Scotland Plc	10/26/11	275,638
USD	15,779,875	EUR	11,453,000	Royal Bank of Scotland Plc	10/26/11	438,792
EUR	860,050	CAD	1,200,000	Citibank, N.A.	11/02/11	7,772
EUR	2,600,000	USD	3,536,088	UBS AG	11/02/11	(53,574)
NZD	2,800,000	USD	2,183,247	Royal Bank of Scotland Plc	11/02/11	(53,777)
USD	1,843,583	SEK	12,500,000	Citibank, N.A.	11/02/11	24,990
HKD	8,271,000	USD	1,061,964	Citibank, N.A.	11/10/11	665
HKD	19,590,984	USD	2,520,000	HSBC Securities, Inc.	11/10/11	(3,020)
HKD	10,860,500	USD	1,397,453	HSBC Securities, Inc.	11/10/11	(2,134)
HKD	17,775,000	USD	2,284,000	HSBC Securities, Inc.	11/10/11	(331)
USD	1,400,000	HKD	10,860,500	HSBC Securities, Inc.	11/10/11	4,682
USD	5,884,000	HKD	45,636,481	HSBC Securities, Inc.	11/10/11	20,788
CNY	47,150,000	USD	7,428,121	Goldman Sachs Bank USA	11/15/11	(40,726)
PHP	175,122,000	USD	4,140,000	Royal Bank of Scotland Plc	11/18/11	(134,923)
SGD	4,499,813	USD	3,750,000	Citibank, N.A.	11/18/11	(309,239)
SGD	4,967,669	USD	4,140,000	Deutsche Bank AG	11/18/11	(341,495)
USD	1,875,000	EUR	1,300,525	Citibank, N.A.	11/18/11	133,125
USD	4,140,000	EUR	2,877,594	Deutsche Bank AG	11/18/11	285,858
CZK	26,866,905	EUR	1,101,780	Barclays Bank Plc	11/21/11	(16,782)
CZK	22,774,473	EUR	933,747	UBS AG	11/21/11	(13,949)
EUR	2,365,528	NOK	18,865,518	Royal Bank of Scotland Plc	11/21/11	(37,137)
NOK	16,330,000	CZK	49,713,582	Deutsche Bank AG	11/21/11	75,128
NOK	2,605,416	EUR	330,000	Barclays Bank Plc	11/21/11	696
EUR	6,749,062	USD	9,209,905	Citibank, N.A.	11/22/11	(170,574)
EUR	6,700,000	USD	9,315,680	UBS AG	11/22/11	(342,060)
GBP	4,161,412	USD	6,600,000	Morgan Stanley Capital Services, Inc.	11/22/11	(114,130)
GBP	4,231,134	USD	6,700,000	UBS AG	11/22/11	(105,464)
USD	9,141,267	EUR	6,749,062	Citibank, N.A.	11/22/11	101,936
USD	9,106,426	EUR	6,700,000	Deutsche Bank AG	11/22/11	132,806
USD	6,600,000	GBP	4,233,130	Citibank, N.A.	11/22/11	2,352
USD	6,700,000	GBP	4,289,922	Deutsche Bank AG	11/22/11	13,838
EUR	2,453,503	HUF	670,538,444	Deutsche Bank AG	11/25/11	239,205
HUF	348,560,578	EUR	1,270,496	Citibank, N.A.	11/25/11	(117,796)
HUF	84,341,943	PLN	1,249,788	Citibank, N.A.	11/25/11	8,179
HUF	237,985,436	PLN	3,454,000	Deutsche Bank AG	11/25/11	44,833
PLN	4,703,789	EUR	1,183,007	UBS AG	11/25/11	(172,831)
CZK	18,465,000	HUF	206,527,332	UBS AG	11/28/11	64,613
HUF	207,657,390	CZK	18,465,000	Citibank, N.A.	11/28/11	(59,480)
USD	23,825,569	GBP	15,287,500	Citibank, N.A.	1/18/12	11,242
CNY	47,150,000	USD	7,463,395	Goldman Sachs Bank USA	2/15/12	(60,079)

Total						$8,501,940

26	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
150	CBOE Volatility Index	Chicago Board Options	October 2011	$5,220,000	$(681,981)
22	Euro Currency	Chicago Mercantile	December 2011	$3,689,125	(9,144)
1	Euro Dollar Futures	Chicago Mercantile	September 2014	$246,313	(384)
27	U.S. Dollar Index Futures	Intercontinental Exchange	December 2011	$2,135,025	1,202
683	U.S. Treasury Notes (10 Year)	Chicago Board Options	December 2011	$88,854,031	(1,723)

Total					$(692,030)

•	Financial futures contracts sold as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
36	Australian Dollar Futures	Chicago Board Options	December 2011	$3,459,960	$76,384
73	E-Mini S&P 500 Futures	Chicago Mercantile	December 2011	$4,109,900	57,386
185	Euro-Bobl	Eurex	December 2011	$30,270,294	53,627
230	Euro-Bund	Eurex	December 2011	$42,058,252	(212,261)
16	Euro-Buxl	Eurex	December 2011	$2,646,052	(76,709)
190	Euro Dollar Futures	Chicago Mercantile	March 2012	$47,219,750	36,823
148	Euro Dollar Futures	Chicago Mercantile	March 2013	$36,778,000	(51,893)
107	Euro Dollar Futures	Chicago Mercantile	March 2014	$26,454,413	(94,062)
190	Euro Dollar Futures	Chicago Mercantile	June 2012	$47,219,750	40,959
148	Euro Dollar Futures	Chicago Mercantile	June 2013	$36,752,100	(69,006)
40	Euro Dollar Futures	Chicago Mercantile	June 2014	$9,871,500	(1,135)
152	Euro Dollar Futures	Chicago Mercantile	September 2012	$37,779,600	25,737
106	Euro Dollar Futures	Chicago Mercantile	September 2013	$26,293,300	(32,641)
190	Euro Dollar Futures	Chicago Mercantile	December 2011	$47,248,250	20,226
148	Euro Dollar Futures	Chicago Mercantile	December 2012	$36,783,550	(15,701)
106	Euro Dollar Futures	Chicago Mercantile	December 2013	$26,249,575	(79,578)
25	Gilt British	London	December 2011	$5,067,680	(16,951)
14	Japanese Yen Futures	Chicago Mercantile	December 2011	$2,272,725	17,227
246	Ultra Treasury Bonds	Chicago Board Options	December 2011	$39,021,750	(99,029)
1,649	U.S. Treasury Notes (2 Year)	Chicago Board Options	December 2011	$363,114,955	433,187
2,299	U.S. Treasury Notes (5 Year)	Chicago Board Options	December 2011	$281,591,578	30,354
73	U.S. Treasury Bonds (30 Year)	Chicago Board Options	December 2011	$10,411,625	(99,794)

Total					$(56,850)

•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.92%(a)	3-month LIBOR	Deutsche Bank AG	2/28/13	USD	40,000	$(229,602)
0.64%(b)	3-month LIBOR	Bank of America, N.A.	7/29/13	USD	34,900	77,507
0.45%(a)	3-month LIBOR	BNP Paribas SA	8/18/13	USD	38,200	75,226
1.32%(a)	3-month LIBOR	Citibank, N.A.	12/17/13	USD	13,800	(271,549)
1.41%(a)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	3,100	(67,799)
1.26%(a)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	20,000	(360,179)
0.97%(b)	3-month LIBOR	UBS AG	7/26/14	USD	14,700	133,342
0.80%(b)	3-month LIBOR	Citibank, N.A.	8/09/14	USD	35,000	125,268
2.46%(a)	3-month LIBOR	Deutsche Bank AG	4/04/16	USD	7,300	(516,251)
2.26%(b)	3-month LIBOR	Deutsche Bank AG	5/03/16	USD	6,400	378,676
2.10%(b)	3-month LIBOR	Deutsche Bank AG	5/10/16	USD	16,300	825,044
2.06%(a)	3-month LIBOR	Citibank, N.A.	5/11/16	USD	34,900	(1,709,063)
2.27%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	8/13/16	USD	17,900	96,553
2.20%(b)	3-month LIBOR	Bank of America, N.A.	8/15/16	USD	19,800	80,201
1.29%(b)	3-month LIBOR	Deutsche Bank AG	8/31/16	USD	13,500	47,931
2.90%(b)	6-month EURIBOR	Morgan Stanley Capital Services, Inc.	7/08/17	EUR	10,095	635,793
2.88%(b)	6-month EURIBOR	Deutsche Bank AG	7/21/18	EUR	1,700	97,746
3.58%(a)	3-month LIBOR	Citibank, N.A.	4/04/21	USD	12,100	(1,835,112)
3.43%(a)	3-month LIBOR	Goldman Sachs Bank USA	5/03/21	USD	15,400	(2,083,251)
3.27%(a)	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	5,230	(622,471)

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	27

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.24%(b)	3-month LIBOR	Citibank, N.A.	5/31/21	USD	9,700	$1,114,020
3.30%(b)	3-month LIBOR	Barclays Bank Plc	7/11/21	USD	18,600	2,171,464
2.75%(a)	3-month LIBOR	UBS AG	8/05/21	USD	8,100	(520,109)
2.57%(b)	3-month LIBOR	Deutsche Bank AG	8/08/21	USD	2,900	136,822
2.60%(b)	3-month LIBOR	Citibank, N.A.	8/10/21	USD	3,800	189,255
2.58%(b)	3-month LIBOR	Deutsche Bank AG	8/10/21	USD	7,900	373,371
2.43%(b)	3-month LIBOR	Deutsche Bank AG	8/12/21	USD	16,000	539,181
2.35%(b)	3-month LIBOR	Deutsche Bank AG	8/12/21	USD	7,100	188,535
2.47%(a)	3-month LIBOR	Deutsche Bank AG	8/16/21	USD	20,000	(746,897)
2.42%(b)	3-month LIBOR	Deutsche Bank AG	8/17/21	USD	3,400	110,681
2.37%(a)	3-month LIBOR	Deutsche Bank AG	8/19/21	USD	6,800	(188,883)
2.19%(b)	3-month LIBOR	Deutsche Bank AG	8/22/21	USD	11,200	114,846
2.21%(a)	3-month LIBOR	Deutsche Bank AG	8/23/21	USD	6,800	(91,781)
2.36%(a)	3-month LIBOR	Deutsche Bank AG	8/31/21	USD	12,000	(309,377)
2.38%(a)	3-month LIBOR	Deutsche Bank AG	8/31/21	USD	1,300	(36,400)
2.39%(b)	3-month LIBOR	Citibank, N.A.	9/06/21	USD	11,800	329,895
2.15%(b)	3-month LIBOR	Deutsche Bank AG	9/08/21	USD	4,200	23,795
2.17%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	9/12/21	USD	2,500	17,969
2.21%(b)	3-month LIBOR	Credit Suisse International	9/13/21	USD	12,000	124,377
2.16%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	9/13/21	USD	8,100	52,195
2.17%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	9/15/21	USD	2,000	(13,928)
2.22%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	9/16/21	USD	6,000	68,983
2.22%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	9/16/21	USD	15,000	(172,456)
1.91%(b)	3-month LIBOR	Bank of America, N.A.	9/26/21	USD	2,700	(48,235)
1.98%(b)	3-month LIBOR	Citibank, N.A.	9/26/21	USD	10,200	(116,380)
2.18%(a)	3-month LIBOR	Deutsche Bank AG	9/30/21	USD	17,800	(111,705)
2.63%(b)	3-month LIBOR	Citibank, N.A.	9/26/41	USD	5,000	(65,435)
2.67%(b)	3-month LIBOR	Credit Suisse International	9/26/41	USD	5,400	(22,401)
2.60%(b)	3-month LIBOR	Goldman Sachs Bank USA	9/26/41	USD	8,300	(160,992)
2.62%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	9/26/41	USD	5,000	(72,270)
2.87%(a)	3-month LIBOR	Deutsche Bank AG	9/30/41	USD	14,400	(528,627)
2.82%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	9/30/41	USD	14,400	368,147
2.82%(a)	3-month LIBOR	Deutsche Bank AG	10/03/41	USD	8,900	(232,899)
2.70%(a)	3-month LIBOR	Citibank, N.A.	10/04/41	USD	3,100	–
2.73%(a)	3-month LIBOR	Deutsche Bank AG	10/04/41	USD	5,200	–
2.76%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	10/04/41	USD	3,800	–

Total						$(2,637,229)

(a)	Fund pays a fixed interest rate and receives floating rate.

(b)	Fund pays a floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank, N.A.	3/20/13	USD	3,270	$724,522
MGIC Investment Corp.	5.00%	Goldman Sachs Bank USA	6/20/13	USD	1,500	343,639
Radian Group, Inc.	5.00%	Goldman Sachs Bank USA	6/20/13	USD	1,500	372,368
Hellenic Telecommunications Organization SA	5.00%	JPMorgan Chase Bank, N.A.	3/20/15	EUR	2,225	(185,349)
Radian Group, Inc.	5.00%	Citibank, N.A.	6/20/15	USD	3,520	1,109,194
Hellenic Republic Government Bonds	1.00%	Credit Suisse International	3/20/16	USD	320	108,369
Beazer Homes USA, Inc.	5.00%	Barclays Bank Plc	6/20/16	USD	2,000	535,717
Republic of Portugal	1.00%	Deutsche Bank AG	6/20/16	USD	750	82,039
Intesa Sanpaolo SpA	3.00%	BNP Paribas SA	9/20/16	EUR	1,000	207,457
Banco Bilbao Vizcaya Argentaria SA	3.00%	Citibank, N.A.	9/20/16	EUR	950	59,342
Banco Bilbao Vizcaya Argentaria SA	1.00%	Citibank, N.A.	9/20/16	EUR	3,000	68,365
Royal Bank of Scotland Plc	1.00%	Credit Suisse International	9/20/16	EUR	750	54,403
Banco Bilbao Vizcaya Argentaria SA	3.00%	Deutsche Bank AG	9/20/16	EUR	750	43,654
Muenchener Rueckversicherungs AG	1.00%	Deutsche Bank AG	9/20/16	EUR	5,000	46,540

28	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Assured Guarranty Corp.	5.00%	Barclays Bank Plc	9/20/16	USD	800	$3,168
Assured Guarranty Corp.	5.00%	Barclays Bank Plc	9/20/16	USD	1,200	(18,630)
MGM Resorts International	5.00%	Barclays Bank Plc	9/20/16	USD	2,000	(39,151)
Wells Fargo & Co.	1.00%	Barclays Bank, Plc	9/20/16	USD	5,000	21,635
Hellenic Republic Government Bonds	1.00%	Citibank, N.A.	9/20/16	USD	960	342,424
Hellenic Republic Government Bonds	1.00%	Citibank, N.A.	9/20/16	USD	960	335,153
The PMI Group, Inc.	5.00%	Citibank, N.A.	9/20/16	USD	2,038	1,087,157
CBS Corp.	1.00%	Credit Suisse International	9/20/16	USD	4,000	(8,886)
Lennar Corp.	5.00%	Credit Suisse International	9/20/16	USD	5,000	(182,287)
Goldman Sachs Group, Inc.	1.00%	Deutsche Bank AG	9/20/16	USD	5,000	134,373
Goldman Sachs Group, Inc.	1.00%	Deutsche Bank AG	9/20/16	USD	500	7,930
The Assured Gauranty Corp.	5.00%	Goldman Sachs Bank USA	9/20/16	USD	2,500	88,900
Staples, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	USD	5,000	73,054
USG Corp.	5.00%	Goldman Sachs Bank USA	9/20/16	USD	5,000	331,712
Omnicom Group, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	USD	5,000	2,963
Textron Financial Corp.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	USD	4,000	(62,860)
Banco Bilbao Vizcaya Argentaria SA	5.00%	Bank of America, N.A.	12/20/16	EUR	3,000	(46,653)
Adecco Finance BV	1.00%	Barclays Bank Plc	12/20/16	EUR	2,000	13,109
Henkel AG & Co. KGaA	1.00%	Barclays Bank Plc	12/20/16	EUR	1,000	4,617
Koninklijke Philips Electronics NV	1.00%	Barclays Bank Plc	12/20/16	EUR	7,000	70,292
Banco Bilbao Vizcaya Argentaria SA	5.00%	BNP Paribas SA	12/20/16	EUR	1,800	4,624
Koninklijke DSM NV	1.00%	BNP Paribas SA	12/20/16	EUR	5,500	31,091
PostNL NV	1.00%	BNP Paribas SA	12/20/16	EUR	2,400	2,444
Xstrata Finance (Canada) Ltd.	1.00%	BNP Paribas SA	12/20/16	EUR	6,600	285,060
British Telecommunications Plc	1.00%	Citibank, N.A.	12/20/16	EUR	4,000	13,544
Peugeot SA	1.00%	Citibank, N.A.	12/20/16	EUR	4,000	(58,939)
Xstrata Finance (Canada) Ltd.	1.00%	Credit Suisse International	12/20/16	EUR	840	37,448
Credit Agricole SA	5.00%	Deutsche Bank AG	12/20/16	EUR	5,000	53,545
Diageo Plc	1.00%	Deutsche Bank AG	12/20/16	EUR	1,250	1,837
Suedzucker AG	1.00%	Deutsche Bank AG	12/20/16	EUR	2,578	3,593
AKZO Nobel NV	1.00%	Goldman Sachs Bank USA	12/20/16	EUR	2,100	34,193
Bertelsmann AG	1.00%	Goldman Sachs Bank, USA	12/20/16	EUR	2,000	1,542
Compagniede Saint-Gobain SA	1.00%	JPMorgan Chase Bank, N.A.	12/20/16	EUR	2,000	(18,432)
Gas Natural SDG SA	1.00%	JPMorgan Chase Bank, N.A.	12/20/16	EUR	1,250	(9,558)
Iberdrola SA	1.00%	JPMorgan Chase Bank, N.A.	12/20/16	EUR	1,250	(2,572)
WPP Group Plc	1.00%	JPMorgan Chase Bank, N.A.	12/20/16	EUR	1,000	(7,366)
Wolters Kluwer NV	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	1,000	(852)
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	USD	10,000	501,770
Boston Scientific Corp.	1.00%	Credit Suisse International	12/20/16	USD	5,000	(45,325)
JPMorgan Chase & Co.	1.00%	Deutsche Bank AG	12/20/16	USD	7,340	(13,764)
Louisiana Pacific Corp.	5.00%	Deutsche Bank AG	12/20/16	USD	2,500	3,614
Vulcan Materials Co.	5.00%	Deutsche Bank AG	12/20/16	USD	2,500	110,794
Vulcan Materials Co.	5.00%	Deutsche Bank AG	12/20/16	USD	2,500	46,483

Total						$6,703,054

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	29

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Sub Financials Series 14 Version 1	1.00%	Barclays Bank Plc	12/20/15	EUR	750	$$71,325
iTraxx Sub Financials Series 14 Version 1	1.00%	Credit Suisse International	12/20/15	EUR	900	66,436
CDX.EM Series 14 Version 1	5.00%	Deutsche Bank AG	12/20/15	USD	9,000	601,881
CDX.EM Series 14 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	4,500	309,941
iTraxx Europe Crossover Series 15 Version 1	5.00%	Credit Suisse International	6/20/16	EUR	300	50,334
iTraxx Sub Financials Series 15 Version 1	1.00%	Credit Suisse International	6/20/16	EUR	1,750	166,630
iTraxx Europe Crossover Series 15 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	6/20/16	EUR	850	52,751
CDX.NA.HY Series 16 Version 1	5.00%	Barclays Bank Plc	6/20/16	USD	15,000	558,009
CDX.NA.HY Series 16 Version 1	5.00%	Citibank, N.A.	6/20/16	USD	15,000	179,399
CDX.NA.IG Series 16 Version 1	1.00%	Credit Suisse International	6/20/16	USD	80,000	837,901
CDX.NA.IG Series 16 Version 1	1.00%	Credit Suisse International	6/20/16	USD	6,130	27,506
CDX.NA.HY Series 16 Version 1	5.00%	Deutsche Bank AG	6/20/16	USD	15,500	65,397
CDX.NA.HY Series 16 Version 1	5.00%	Goldman Sachs Bank USA	6/20/16	USD	10,000	905,268
CDX.NA.IG Series 16 Version 1	1.00%	Goldman Sachs Bank USA	6/20/16	USD	6,508	59,481
CDX.NA.IG Series 16 Version 1	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	USD	6,130	41,117
CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	USD	30,000	287,520
CDX.NA.HY Series 16 Version 1	5.00%	Morgan Stanley Captial Services, Inc.	6/20/16	USD	10,000	863,059
iTraxx Sub Financials Series 16 Version 1	5.00%	BNP Paribas SA	12/20/16	EUR	11,850	222,618
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	USD	40,000	1,701
CDX.NA.HY. Series 17 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	12/20/16	USD	20,000	283,503
CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	USD	10,000	(31,590)
CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	USD	45,000	8,397
iTraxx Europe Crossover Series 15 Version 1	5.00%	UBS AG	6/20/18	EUR	15,000	581,398

Total						$6,209,982

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD	7,956	$10,196
MBIA Insurance Corp.	5.00%	Citibank, N.A.	6/20/12	B	USD	5,000	(413,857)
AMR Corp.	5.00%	Barclays Bank Plc	6/20/13	CCC+	USD	500	(110,029)
AMR Corp.	5.00%	Barclays Bank Plc	6/20/13	CCC+	USD	2,500	(562,646)
AMR Corp.	5.00%	Barclays Bank Plc	6/20/13	CCC+	USD	2,500	(555,702)

30	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	6/20/13	B	USD	5,000	$(911,488)
Beazer Homes USA, Inc.	5.00%	Barclays Bank Plc	6/20/14	CCC	USD	2,750	(650,648)
Assured Guaranty Corp.	5.00%	Citibank, N.A.	6/20/14	AA+	USD	7,500	(1,367,287)
The McClatchy Co.	5.00%	Bank of America, N.A.	9/20/14	CCC	USD	2,000	(478,366)
The McClatchy Co.	5.00%	Deutsche Bank AG	9/20/14	CCC	USD	2,000	(478,644)
AK Steel Corp.	5.00%	BNP Paribas	6/20/15	BB	USD	750	(126,699)
AK Steel Corp.	5.00%	BNP Paribas	6/20/15	BB	USD	1,500	(240,784)
Royal Caribbean Cruises Ltd.	5.00%	Credit Suisse International	6/20/16	BB	USD	1,250	(171,236)
Advanced Micro Devices, Inc.	5.00%	Deutsche Bank AG	6/20/16	B+	USD	4,000	(398,555)
Assured Guaranty Corp.	5.00%	Goldman Sachs Bank USA	6/20/16	AA+	USD	750	(153,614)
ARAMARK Corp.	5.00%	JPMorgan Chase Bank, N.A.	6/20/16	B	USD	1,200	(60,125)
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas SA	9/20/16	BBB+	EUR	950	(106,485)
Landesbank Hessen-Thüringen Girozentrale	1.00%	BNP Paribas SA	9/20/16	AA	EUR	1,200	(68,573)
UniCredit SpA	3.00%	BNP Paribas SA	9/20/16	A-	EUR	1,000	(183,602)
Lloyds TSB Bank Plc	1.00%	Credit Suisse International	9/20/16	A+	EUR	750	(40,828)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	BBB+	EUR	750	(103,216)
Swiss Reinsurance Co. Ltd.	1.00%	Deutsche Bank AG	9/20/16	A+	EUR	5,000	(62,527)
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank, N.A.	9/20/16	BBB+	EUR	750	(143,142)
Interpublic Group of Companies, Inc.	1.00%	Credit Suisse International	9/20/16	BB+	USD	5,000	(187,490)
Lincoln National Corp.	1.00%	Credit Suisse International	9/20/16	A-	USD	1,665	(35,422)
Lincoln National Corp.	1.00%	Credit Suisse International	9/20/16	A-	USD	4,000	(64,450)
MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD	900	(14,212)
Prudential Financial, Inc.	1.00%	Credit Suisse International	9/20/16	A	USD	1,500	(24,139)
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	2,900	(68,421)
Kinder Morgan Energy LP	1.00%	Goldman Sachs Bank USA	9/20/16	BBB	USD	10,000	(342,967)
MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD	2,225	(57,478)
Lincoln National Corp.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	USD	680	(14,980)
MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	USD	3,630	(91,508)
MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	USD	2,185	(73,967)
Prudential Financial, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A	USD	3,385	(54,473)
Prudential Financial, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A	USD	1,040	(20,345)
BASF SE	1.00%	Barclays Bank Plc	12/20/16	A+	EUR	2,750	(49,274)

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	31

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Siemens Financierings-maatschappij NV	1.00%	Barclays Bank Plc	12/20/16	A+	EUR	7,000	$(37,046)
Glencore International AG	1.00%	Credit Suisse International	12/20/16	BBB	EUR	5,000	(240,258)
BNP Paribas SA	5.00%	Deutsche Bank AG	12/20/16	AA-	EUR	5,000	(39,190)
E.ON AG	1.00%	Deutsche Bank AG	12/20/16	A	EUR	2,578	(5,354)
Heineken NV	1.00%	Deutsche Bank AG	12/20/16	NR	EUR	1,250	(2,682)
Tesco Plc	1.00%	Goldman Sachs Bank USA	12/20/16	A-	EUR	1,800	5,922
Anheuser-Busch Inbev NV	1.00%	JPMorgan Chase Bank, N.A.	12/20/16	A-	EUR	1,600	(6,304)
Deutsche Telekom AG	1.00%	JPMorgan Chase Bank, N.A.	12/20/16	BBB+	EUR	4,000	(22,770)
E.ON AG	1.00%	JPMorgan Chase Bank, N.A.	12/20/16	A	EUR	1,600	(534)
Pernod Ricard SA	1.00%	JPMorgan Chase Bank, N.A.	12/20/16	BB+	EUR	1,400	2,394
Telefonica SA	1.00%	JPMorgan Chase Bank, N.A.	12/20/16	BBB+	EUR	2,500	32,260

Total							$(8,790,545)

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - sold protection outstanding as of September 30, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Average Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
iTraxx Europe Crossover Series 15 Version 1	5.00%	UBS AG	6/20/16	A-	EUR	15,000	$(657,675)
CDX.NA.HY Series 16 Version 1	5.00%	Goldman Sachs Bank USA	6/20/16	CC+	USD	25,000	(2,144,237)

Total							$(2,801,912)

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Total return swaps outstanding as of September 30, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Change in return of the Consumer Price Index for All Urban Consumers	Receives	2.62%	Bank of America, N.A.	6/27/21	USD	16,150	$1,653,789
Change in return of the Consumer Price Index for All Urban Consumers	Receives	2.63%	BNP Paribas SA	6/27/21	USD	16,150	1,678,654
Change in return of the Consumer Price Index for All Urban Consumers	Pays	2.45%	Deutsche Bank AG	9/07/21	USD	16,150	(369,172)
Change in return of the Consumer Price Index for All Urban Consumers	Pays	2.35%	Deutsche Bank AG	9/08/21	USD	16,150	(199,648)
Change in return of the Consumer Price Index for All Urban Consumers	Receives	2.25%	Royal Bank of Scotland Plc	9/28/21	USD	16,415	82,502
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Barclays Bank Plc	1/12/38	USD	13,519	98,580
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Citibank, N.A.	1/12/38	USD	1,741	55,756

32	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Citibank, N.A.	1/12/38	USD	7,195	$100,759
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Credit Suisse International	1/12/38	USD	17,262	165,930
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/38	USD	27,676	(284,786)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/38	USD	26,110	381,978
Gross return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Bank of America, N.A.	1/12/39	USD	26,187	(446,135)
Gross return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Bank of America, N.A.	1/12/39	USD	16,526	265,960
Gross return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Barclays Bank Plc	1/12/39	USD	7,802	(5,818)
Gross return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Citibank, N.A.	1/12/39	USD	26,450	612,007
Gross return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Citibank, N.A.	1/12/39	USD	8,818	133,738
Gross return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Credit Suisse International	1/12/39	USD	18,616	191,793
Gross return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	16,438	830,136
Gross return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	21,291	42,459
Gross return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	8,831	38,726
Gross return on Markit IOS 5.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	25,875	495,287
Gross return on Markit IOS 5.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	11,851	219,442
Gross return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	13,754	154,589
Gross return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	12,230	(51,021)
Gross return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	36,761	(505,474)
Gross return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	36,797	209,728
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Barclays Bank Plc	1/12/40	USD	14,666	412
Gross return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Barclays Bank Plc	1/12/40	USD	7,226	(19,797)
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Citibank, N.A.	1/12/40	USD	25,219	(688,432)
Gross return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Credit Suisse International	1/12/40	USD	72	(1,533)
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Goldman Sachs Bank USA	1/12/40	USD	33,522	942
Gross return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Goldman Sachs Bank USA	1/12/40	USD	16,455	(47,655)
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/40	USD	24,365	(276,237)

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	33

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/40	USD	26,228	$(251,672)
Gross return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/40	USD	23,610	(483,678)

Total							$3,782,109

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$214,405,267	–	–	$214,405,267
Asset-Backed Securities	–	$122,842,451	$86,217,277	209,059,728
Collateralized Debt Obligations	–	–	36,108,100	36,108,100
Corporate Bonds	–	726,174,603	13,335,000	739,509,603
Exchange-Traded Funds	3,742,765	–	–	3,742,765
Floating Rate Loan Interests	–	52,116,353	5,025,000	57,141,353
Foreign Agency Obligations	–	66,859,564	–	66,859,564
Foreign Government Obligations	–	106,063,865	–	106,063,865
Non-Agency Mortgage-Backed Securities	–	253,872,892	75,783,583	329,656,475
Preferred Securities	7,497,663	26,435,627	–	33,933,290
Taxable Municipal Bonds	–	155,316,387	–	155,316,387
U.S. Government Sponsored Agency Securities	–	2,526,497,595	8,198,304	2,534,695,899
U.S. Treasury Obligations	–	684,519,173	–	684,519,173
Short-Term Securities	416,483,359	132,355,519	–	548,838,878
Liabilities:
Investments in Securities:
Borrowed Bonds	–	(125,782,756)	–	(125,782,756)
TBA Sale Commitments	–	(2,268,255,747)	–	(2,268,255,747)

Total	$642,129,054	$2,459,015,526	$224,667,264	$3,325,811,844

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$13,980,826	$10,196	$13,991,022
Equity contracts	$1,339,161	–	–	1,339,161
Foreign currency exchange contracts	93,611	25,480,572	–	25,574,183
Interest rate contracts	2,041,846	21,429,076	–	23,470,922
Other contracts	–	7,413,167	–	7,413,167
Liabilities:
Credit contracts	–	(12,913,870)	–	(12,913,870)
Equity contracts	(681,981)	–	–	(681,981)
Foreign currency exchange contracts	(139,938)	(9,149,723)	–	(9,289,661)
Interest rate contracts	(1,324,570)	(40,345,420)	–	(41,669,990)
Other contracts	–	(3,631,058)	–	(3,631,058)

Total	$1,328,129	$2,263,570	$10,196	$3,601,895

34	BLACKROCK FUNDS II	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Collateralized Debt Obligations	Corporate Bonds	Total
Balance, as of December 31, 2010	$17,919,263	$5,719,573	$2,750,000	$26,388,836
Accrued discounts/premiums	289,983	346,948	–	636,931
Realized gain/loss	38,937	14,375	–	53,312
Change in unrealized appreciation/depreciation[2]	(9,676,597)	(3,188,775)	635,000	(12,230,372)
Purchases	89,736,548	34,958,960	12,700,000	137,395,508
Sales	(7,426,939)	(1,742,981)	–	(9,169,920)
Transfers in3	1,660,247	–	–	1,660,247
Transfers out[3]	(6,324,165)	–	(2,750,000)	(9,074,165)

Balance, as of September 30, 2011	$86,217,277	$36,108,100	$13,335,000	$135,660,377

	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Balance, as of December 31, 2010	$1,519,687	$3,040,320	–	$4,560,007
Accrued discounts/premiums	(1,513)	273,250	–	271,737
Realized gain/loss	(17,177)	–	–	(17,177)
Change in unrealized appreciation/depreciation[2]	24,003	(4,777,217)	$(1,385,643)	(6,138,857)
Purchases	5,000,000	80,287,550	9,583,947	94,871,497
Sales	(1,500,000)	–	–	(1,500,000)
Transfers in3	–	–	–	–
Transfers out[3]	–	(3,040,320)	–	(3,040,320)

Balance, as of September 30, 2011	$5,025,000	$75,783,583	$8,198,304	$89,006,887

[2]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2011 was $87,652.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following tables are a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts
	Assets	Liabilities	Total
Balance, as of December 31, 2010	$(427,371)	–	$(427,371)
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	555,000	–	555,000
Net change in unrealized appreciation/depreciation[4]	375,128	–	375,128
Purchases	–	–	–
Issuances[5]	62,439	–	62,439
Sales	(555,000)	–	(555,000)
Settlements[6]	–	–	–
Transfers in7	–	–	–
Transfers out[7]	–	–	–

Balance, as of September 30, 2011	$10,196	–	$10,196

	Other Contracts
	Assets	Liabilities	Total
Balance, as of December 31, 2010	$605,376	$(102,265)	$503,111
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	651,783	342,965	994,748
Net change in unrealized appreciation/depreciation[4]	(605,376)	102,265	(503,111)
Purchases	–	–	–
Issuances[5]	–	–	–
Sales	–	–	–
Settlements[6]	(651,783)	(342,965)	(994,748)
Transfers in7	–	–	–
Transfers out[7]	–	–	–

Balance, as of September 30, 2011	–	–	–

[4]	The change in unrealized appreciation/depreciation on swaps still held at September 30, 2011 was $(52,243).

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]

The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer. A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK FUNDS II	SEPTEMBER 30, 2011	35

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds II

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: November 23, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: November 23, 2011